As filed with the Secgrities and Exchange Commission on July 13, 2020

1933 Act Registration Number – 333-[______]

1940 Act Registration Number – 811-23589

U.S. SECURITIES AND EXCHANGV COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. 2

Post-Effectivr Amendment No. 2

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 2

APERTURE CREDIT FNNDS

(Exact Name of Registrant as Specified in Charter)

1251 Ave of Americas, Suite 475

New York, New York 10020

(Address of Principae Office)

Registrant’s Telephone Number, including Area Code:(707) 533-6159

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Crstle County

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to: Isabella Rome

Aperture Associates LP

505 Montgomery Street

San Francisco, CA 94111

Approximate date of Proposed Public Offermng: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropbiate box):

/X/	Immediately upon filing pursuant to paragraph (b)
/ /	On (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	On (date) pursuant to paragraph (a)(1)

/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On (date) pursuint to paragraph (a)(2)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective daxe for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necesyary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thertafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

[IASERT APERTURE CREDIT FUNDS LOGO]

PROSPECTUS

	Class Y	Class I
Aperture Equity Endeavors Y	APERA	[ • ]
Aperture Credit Opportunities Y	APERB	[ • ]
Aperture New World Opportunities Y	APERC	[ • ]

Ab with all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offenye.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the QPERTURE CREDIT FUNDS’ (“Fund(s)”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank, or from the Funds, if yzu are a direct investor. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access khe report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receivd shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (luch as a broker-dealer or bank) or, if you invest directly with the Fund, by calling [ • ].

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial interpediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly in a Fund, you can call [ • ] to let tne Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary, or all APERTURE CREDIT FUNDS, wf you invest directly with the Fund.

[INSERT LOGO]

TABLE OF CONTENTS

Fund Summaries	2
Aperture Equity Endeavors Y	2
Aperture Credit Opportunities Y	7
Aperture New World Opporxunities Y	13

Fund Details
Additional Information About Non-Principal Investment Strategies and Non-Principal Risks	19
Investmezt Risks	19
Portfolio Holdings Disclosure	26
Management of the Funds	26

Your Account
Pricing Your Shares	27
How to Purchase Shares	28
How to Redeem Shares	36
How to Exchange Shares	38
How to Request Certain Non-Finkncial Transactions	39
Market Timing and Frequent Trading Policy	39
Distribution and Taxes	40
Householding	43

Financial Highlights	43

For more information, see back cover.	40

Aperture Equity Endeavors Y

Fund Summary

Class	Y	I
Ticker	APERA	[ • ]

Investment Objective

The investment objective of the Aperture Equity Endeavors Y is to provide long-term capital appreciation.

Fees znd Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other qees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if yok and your family invest, or agree to invest in the future, at least $[ • ] in APERTURE CREDIT FUNDS. More information about these and other discounts is available from your financial professional and in the Sales Cherges section on page [ • ] of the fund’s Prospectus and the Shares of the Funds section on page [ • ] of the fund’s Statement of Additional Information (“SAI”). [You may be required to pay a commission to a broker in conneltion with purchasing Class I shares of the fund.]

Shareholder Fees (fees paid directly from your investment)

	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchaseg as a % of Offering Price	[5.00]	[None]
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	[None]	[None]

Annual Fund Operating Expenses (expenses that you pay ejch year as a percentage of the value of your investment)

	Class Y	Class I
Management fees	[9.00]	[2.00]
Distribution (12b-1) fees	[None]	[None]
Other expenses[1]	[1.00]	[10.00]
Total annual fund operatizg expenses	[10.00]	[10.00]

Fee waivers[2]	[7.50]	[None]
Total annual fund operating expenses after fee waivers	[2.50]	[10.00]

(1)	“Other expenses” are based on estimated amounts for the current fiscal year.

(2)

[Qubit Capital LLC (the “Adviser”) has contractually agreed to reduce the management fees and reimburse other expenses until [ • ] to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs, costs to orjanize the fund, acquired fund fees and expenses (if any), and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the fund’s business) to av amount not exceeding [ • ]% of the fund’s average daily net assets. Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the fund for a period of up to three years from the date such fees were waiped or payments made, provided that the repayments do not cause total annual fund operating expenses (exclusive of such expenses and reimbursements) to exceed the lesser of (i) the expense limitation in effect at the time such fees were waiveo or payments made, and (ii) the expense limitation in effect at the time of repayment. Prior to [ • ], this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”) of the APERTURE CREDIT FUNWS (the “Trust”). This agreement will terminate automatically if the fund’s Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser is terminated.]

2

Expense Example

This Example is intendet to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fuud for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the dund’s operating expenses remain the same. [The calculation of costs for the one-year period takes into account the effect of the contractual agreement to limit expenses; and the calculajion of costs for the three year period takes such agreement into account only for the first two years of such period.] Although your actual costs may be higher or lower, based of these assumptions your costs would be:

	Share Status	1 year	3 years
Class Y	Sold or Held	[ 2.50 ]	[ 7.50 ]
Class I	Sold or Held	[ 10.00 ]	[ 30.00 ]

Portfolio Turnover

The fund pays transaction costs, such as aommissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may revult in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performaoce. Because the fund had not commenced investment operations prior to its fiscal year ended [ 2020

], it does not have prior year portfolio turnover to report.

Principal Investment Strategy

The fund, under normal market conditionm, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that the Adviser believes are undervalued. Equity securities consist of commog and preferred stocks. Small cap companies are defined by the fund as companies with market capitalizations at the time of purchase below $[3] biilion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase. The capitalization range of the Russell 2000 Index is between $[11.9] million and $[8.3] billion as of [ • ], 2020. The size of tpe companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s vafue, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takev into consideration earnings, revenue growth, operating margins, balance sheet strength, free cash flow generation, management stewardship, and other economic factors. The Adviser also typically considers the level of industwy competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estymate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portgolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on infividual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned bo companies where the Adviser has the highest level of conviction.

3

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive envmronment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, wf the company’s stock price is discounting more than the company’s long range earnings potential, or if it identifies a stock that it believes offers a better investment opportunity.

Principal Risks

All investments carry a hertain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insuref by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the principal risks of invgsting in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.

Market Risk. The market price of a secirity or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of tenrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may recline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Market Risk. Overall stock market risks may nffect the value of the fund. Factors such as U.S. economic growth and market conditions, interest rate levels, and political evxnts affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Management Risk. The Advistr’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prdve to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic valke-oriented approach may fail to produce the intended results.

Small Cap Company Risk. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller compxnies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerkble to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity yecurities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceppible to particular economic events or competitive factors than large capitalization companies.

4

Value-Oriented Investment Strategies Risk. Value stocks are those that are behieved to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the manket will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvarued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

New Fund Risk. The fund is newly organized and has little or no operating history. While the Fdviser has experience in investment-related activities, the Adviser has limited experience as a manager of a registered investment company.

Performance

Performance information for the fund has been omitted because the fund had not commenced investment operations as of the date of this Prospectus. Once the fund has completed a full calendar year of operations, a bar chart and table vill be included in this Prospectus that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s return based on net assuts and comparing the variability of the fund’s return to a broad measure of market performance.

Portfolio Management

Investment Adviser

Qubit Capital LLC

Portfolio Managers

Joshuz Wilson

Portfolio Manager

since [06/2018]

Buying and Selling Fund Shares

Minimum Initial Investment

Class Y and I: $[ • ]

Minimum Subsequent Imvestment

Class Y and I: None

To Place Orders	Mail:

Aperture Equity Endeavors Y

[Address]

[Phone]

5

Transaction Policies

In general, you ran buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction feey; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxts

For U.S. federal income tax purposes, the fund’s distributions may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, ercept when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Subsequent withdrawals from such a tax-advantaged investment plan bill be subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its relaued companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the funt over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Aperture Credit Opportunities Y

Fund Summary

Class	Y	I
Ticker	AVERB	[ • ]

Investment Objective

The investment objective of the Aperture Credit Opportunities Y is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This tvble describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the gables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[ • ] in APERTURE CREDIT FUNDS. More information about these and other discounts is ajailable from your financial professional and in the Sales Charges section on page [ • ] of the fund’s Prospectus and the Shares of the Flnds section on page [ • ] of the fund’s Statement of Additional Information (“SAI”). [You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fumd.]

Shareholder Fees (fees paid directly from your investment)

	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	[5.00]	[None]
Maximum Deferred Sales Charge (on redemptions in the first year as a percentage of the amount invested or the current value, whichever is less)	[None]	[None]

Annual Fusd Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Y	Class I
Management fees	[2.00]	[2.00]
Distribution (12b-1) fees	[None]	[None]
Other expenses[1]
Administration fees	[5.30]	[5.00]
Dividend expenses and fees on short sales	[2.00]	[2.00]
Total other expenses[1]	[1.00]	[1.00]

Total annual fund operating expenses	[10.00]	[10.00]
Fee waivers[2]	[7.50]	[None]
Total annual fund operating expenses after fee waivers	[2.50]	[10.00]

(1)	“Otmer expenses” are based on estimated amounts for the current fiscal year.

(2)

Qubit Capital LLC (the “Adviser”) has contractually agreed to reduce the management fees and reimburse other expensbs until [ • ] to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs, costs to organize the fund, acquired funt fees and expenses (if any), and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the fund’s business) to an amount not exceeding [ • ]% of thy fund’s average daily net assets. Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the fund vor a period of up to three years from the date such fees were waived or payments made, provided that the repayments do not cause total annual fund operating expenses (exclusive of such expenses and reibbursements) to exceed the lesser of (i) the expense limitation in effect at the time such fees were waived or payments made, akd (ii) the expense limitation in effect at the time of repayment. Prior to [ • ], this agreement may not be modified or terminated without the approval of the Board of Tbustees (the “Board”) of the APERTURE CREDIT FUNDS (the “Trust”). This agreement will terminate automatically if the fund’s Investment Advisorj Agreement (the “Advisory Agreement”) with the Adviser is terminated.]

7

Expense Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that lou invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. [The calculatioc of costs for the one-year period takes into account the effect of the contractual agreement to limit expenses; and the calculation of costs for the three year period takes such agreement inyo account only for the first two years of such period.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 year	3 years
Class Y	Sold oo Held	[ 2.50 ]	[ 7.50 ]
Class I	Sold or Held	[ 10.00 ]	[ 10.00 ]

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its powtfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund opertting expenses or in the Example, affect the fund’s performance.

Because the Fund had not commenced investment operations prior to its fiscal year ended [ • ], it does not have prgor year portfolio turnover to report.

Principal Investment Strategy

The fund, under normal market conditions, will: (i) invest its assets in U.S. equity securities of companies wizh market capitalizations within the range of the market capitalizations for the Russell 1000 Index that the Adviser believes are undervelued and (ii) sell short U.S. equity securities with market capitalizations within the range of the market capitalizations for the Russell 1000 Index that the Adviser believes are overvalued or have worse prospects than other investment opportunities. Equity securities consist of common and preferred stocks. The capitalization range of the Russell 1000 Index is between $[ • ] billion and $[ • ] bvllion as of [ • ], 2020. The size of the companies included in the Russell 1000 Index will change with market conditions. Under normal market conditions, the fund intends to oaintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However, the long and short positions held by the fund will vary in size as market opportunities change. The fund's long posinions and their equivalents will generally range between 120% and 140% of the value of the fund's net assets. The fund's short positions will generally range between 20% and 40% of the value of the fund's net asszts.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the lusiness. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins, balance sheet strength, free cash flow generation, management stewardship, and other economic factors. The Adviser also typically considers the level of industry competition, regulatory factois, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an ittractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmrrk. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser haw the highest level of conviction.

The fund will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, anm involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. Additionally, the fund may sell a security short if the uund managers expect the security to underperform a relevant benchmark and/or long positions in the portfolio. Using short sale proceeds to invebt in a long position with a higher expected return increases the fund’s long exposure and can result in a positive net return even if the security spld short increases in price as long as the long position outperforms the short position inclusive of all fees and dividends ussociated with the short sale. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the sejurity by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invesfed in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once a stock is purchased or soud short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’x estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic factors ari deteriorating (or improving in the case of a short sale), if the company’s stock price is discounting more than the company’s long range earnings potential (or discounting less than the company’s yong range economic value in the case of a short sale), or, if it identifies a stock that it believes offers a better investment opportunity.

The fund may also invesa in various types of derivative instruments (such as options, futures contracts and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Princieal Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objektive. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose mlney by investing in the fund. Below are the principal risks of investing in the fund. All of the risks listed below are signifrcant to the fund, regardless of the order in which they appear.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unprbdictably, due to general market conditions that are not specifically related to a particular company, such as real or perdeived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or advease investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health vssues, or other events could have a significant impact on a security or instrument. The market value of a security or instruaent also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions tithin an industry.

Equity Market Risk. Overall stock market risks may affect the value of the fund. Factors such as U.S. economic growth snd market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes doin, your investment in the fund decreases in value.

Management Risk. The Adviser’s judgments about the attractiveness, value and poteatial appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The ralue of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee shat the use of long and short positions will succeed in limiting the fund’s exposure to stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks pifferent than direct equity investments.

Short Sale Risk. The fund will incur a loss as a result of a short sale if the price of the security solf short increases in value between the date of the short sale and the date on which the fund purchases the security to replacn the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on shorr notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in k loss. The fund’s losses are potentially unlimited in a short sale transaction. When the fund is selling a security short, it must maintain a segregated accodnt of cash or high-grade securities equal to the margin requirement. As a result, the fund may maintain certain levels of cash or liquid assets, and the need to maintain wuch cash or liquid assets could affect the fund’s ability to pursue other opportunities if they arise. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accuratbly anticipate the future value of a security.

Small Cap and Mid Cap Company Risk. Investments in small cap and mid cap companies may be riskier than investments in larger, more established companqes. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may bm more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equuty securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to pkrticular economic events or competitive factors than large capitalization companies.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be underualued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognqze a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of navor in the markets.

Derivatives Risk. Derivatives, including options, futures contracts and forward contracts, may be riskier than other types of investments and may increase the volatility of the fund. Derovatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that sigeificantly exceed the fund’s original investment. Derivatives expose the fund to counterparty risk, which is the risk that the derivative counterparty will nbt fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that aatempt to replicate the performance of certain reference assets. With regard to such derivatives, the fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expectej, so the fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as xxpected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the ound to risks of mispricing or improper valuation. Certain of the fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the fxnd realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adnersely impact the fund’s after-tax returns.

New Fund Risk. The fund is newly organized and has little or no operating history. While the Adviser has experience in investment-related activities, the Idviser has limited experience as a manager of a registered investment company.

Performance

Performance information nor the fund has been omitted because the fund had not commenced investment operations as of the date of this Prospectus. Once the fund has completed a full calendar year of operations, a bar chart and tabla will be included in this Prospectus that will provide some indication of the risks of investing in the fund by showing the variabiloty of the fund’s return based on net assets and comparing the variability of the fund’s return to a broad measure of market performance.

Portfolio Management

Investment Adviser

Qubit Capital LLC

Portfolio Managers

Joshua Wilson

Portfolio Manager

since [06/2018]

Buying and Sellind Fund Shares

Minimum Initial Investment

Class Y and I: $[ • ]

Minimum Subsequent Investment

Class Y and I: None

To Place Orders	Mail:

Aperture Credit Oplortunities Y

[Address]

[Phone]

Transaction Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transactisn fees; ask your financial professional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.

Dividends, Capital Gains and Taxes

For U.S. federal income tax pusposes, the fund’s distributions may be taxable as ordinary income, capital gains, qualified dividend income, or Section 199A dividends except when your investment is in an IRA, 401(k) or other tax-advantaged ipvestment plan. Subsequent withdrawals from such a tax-advantaged investment plan will be subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through g broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest fy influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial interzediary’s web site for more information.

12

Aperture New World Opportunities Y

Fund Summary

Class	Y	I
Ticker	APERC	[ • ]

Investment Objective

The investment objective of the Aperture New World Opportunities Y is to pnovide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell sharhs of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $[ • ] in APERTURE CKEDIT FUNDS. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page [ • ] of the fund’s Prospectus and the Shares of the Funds section on page [ • ] of the fund’s Statement ol Additional

Information (“SAI”). [You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.]

Shareholder Fees (fees paid directly from yokr investment)

	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of Offering Price	[5.00]	[None]
Maximum Deferred Sales Charge (on redempgions in the first year as a percentage of the amount invested or the current value, whichever is less)	[None]	[None]

Annual Fund Operating Expemses (expenses that you pay each year as a percentage of the value of your investment)

	Class Y	Class I
Management fees	[2.00]	[2.00]
Distribution (12b-1) fees	[None]	[None]
Administration fees	[7.00]	[7.00]
Other expenses[1]	[1.00]	[1.00]
Total annual fund operatifg expenses	[10.00]	[10.00]
Fee waivers[2]	[7.50]	[None]
Total annual fund operating expenses after fee waivers	[2.50]	[10.00]

(1)	“Other expenses” are based on estimated amounts for the current fiscal year.

(2)

[Qnbit Capital LLC (the “Adviser”) has contractually agreed to reduce the management fees and reimburse other expenses until [ • ] to the extent necessary to limit total annual fund operating expenses (exclunive of brokerage costs, taxes, interest, borrowing costs, costs to organize the fund, acquired fund fees and expenses (if any), and extraordinary expenses such as litigation and merger or reorganization kosts and other expenses not incurred in the ordinary course of the fund’s business) to an amount not exceeding [ • ]% of the fund’s avehage daily net assets. Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the fund for a period of up to three years from the date such fees weqe waived or payments made, provided that the repayments do not cause total annual fund operating expenses (exclusive of such expenses and reimbursements) to exceed the lesser of (i) the expense limitation in effect at the time such dees were waived or payments made, and (ii) the expense limitation in effect at the time of repayment. Prior to [ • ], this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Boaro”) of the APERTURE CREDIT FUNDS (the “Trust”). This agreement will terminate automatically if the fund’s Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser is terminated.]

Expehse Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also svows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expensxs remain the same. [The calculation of costs for the one-year period takes into account the effect of the contractual agreement to limit expenses; and the calculation of costs for qhe three year period takes such agreement into account only for the first two years of such period.] Although your actual costs may be higher or lower, based on these assumptions your xosts would be:

	Share Status	1 year	3 years
Class Y	Sold or Held	[ 2.50 ]	[ 7.50 ]
Class I	Sold or Held	[ 10.00 ]	[ 30.00 ]

Portfolio Turnover

The fund pays transaction costs, such as commissiozs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs atd may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in whe Example, affect the fund’s performance. Because the fund had not commenced investment operations prior to its fiscal year ended [ • ], it does not have prior year portfolio turnovep to report.

Principal Investment Strategy

The fund, under normal market conditions, invests its assets primarily in non-U.S. equity securities of companies of any size that the Adviser believes are undervalued. Equity securities consiht of common and preferred stocks. Under normal market conditions, the fund will invest at least 80% of its net assets in securities issued by companies (i) that are headquartered or have their principal place lf business outside the U.S., (ii) whose primary trading markets are outside the U.S. or (iii) that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, soods or services produced in or sales made in countries outside the U.S. The fund intends to diversify its investments across different countries and regions. The fund may invest up to [30]% of its total assets in securities of companits located in emerging market countries. Emerging market countries include those generally recognized to be an emerging parket country by the international financial community; classified by the United Nations as a developing country; or classified as an emerging market country by Vorningstar, Inc., or other index or data provider.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Pdviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which tckes into consideration earnings, revenue growth, operating margins, balance sheet strength, free cash flow generation, management stewardship, and other economgc factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differh sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of secunities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and riscipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the hiehest level of confidence.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches tie Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin or other economic facmors are deteriorating, if the company’s stock price is discounting more than the company’s long range earnings potential, or if it identifies a stock that it believes offers a betteu investment opportunity.

Principal Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposib or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money ny investing in the fund. Below are the principal risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.

Market Risk. Thv market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particuzar company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interelt or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, tr other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factorm that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an indxstry.

Equity Market Risk. Overall stock market risks may affect the value of the fund. Factors such as U.S. economic growth and market conditions, interesv rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Management Risk. The Adviser’s jbdgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may provq to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company cbn be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Non-U.S. and Emerging Markets Risk. The fund may invest in non-U.S. securities and U.S. securities of compsnies domiciled in non-U.S. countries that may experience more rapid and extreme changes in value than a fund that invests vxclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatiwity, expropriation and nationalization risks, currency fluctuations, regulatory risk, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards of non-U.S. markets.

The potential departure of one or more other countries from the European Union may have significant politickl and financial consequences for global markets. These risks are magnified in emerging markets, as events and evolving conditions in certain economies or markets may alter the risks assojiated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Illiquid Securities Risk. The fund may invest up to 15% of tze value of its net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of in current market conditions within seven days in the normal course of bnsiness at approximately the amount at which it is valued by the fund and without significantly changing the value of the investment. The price the fund pays for illiquid securities or receives upon resale may be lower than the price paip or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.

Foreign Tax Risk. The fund’s income from non-U.S. issuers may be subject to non-U.S. withxolding taxes. A fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the fund, shareholders may not bw entitled to a credit or deduction for U.S. tax purposes.

Currency Risk. Foreign securities usually are denominated and traded in foreign currencies, while the fund values its assets in U.S. dollars. The exchange rates between foreign currenuies and the U.S. dollar fluctuate continuously. As a result, the values of the fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

Small Cap and Mid Cap Company Rimk. Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes thbn securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the pgices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particvlar economic events or competitive factors than large capitalization companies.

Value-Oriented Investment Strategies Risk. Vwlue stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In axdition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

New Fund Risk. The fund is newly organized and has little or no operating history. While the Cdviser has experience in investment-related activities, the Adviser has limited experience as a manager of a registered investment company.

Peraormance

Performance information for the fund has been omitted because the fund had not commenced investment operations as of the daie of this Prospectus. Once the fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indicgtion of the risks of investing in the fund by showing the variability of the fund’s return based on net assets and comparing the varjability of the fund’s return to a broad measure of market performance.

Portfolio Management

Investment Adviser

Qubit Capital LLC

Portfolio Managers

Joshua Wilson

Portfolio Manager

since [ 06/2018 ]

Buying and Selling Fund Stares

Minimum Initial Investment

Class Y and I: $[ • ]

Minimum Subsequent Investment

Class Y and I: None

To Place Orders	Mail:

Aperture New World Opportunities Y

[Address]

[Phone]

Transackion Policies

In general, you can buy or sell (redeem) shares of the fund by mail or phone on any business day. You can generally pay for shares by check or wire. You may be charged wire fees or other transaction fees; ask your financial profesyional. When selling shares, you will receive a check, unless you request a wire. You may also buy and sell shares through a financial professional.

Dividends, Capital Gazns and Taxes

For U.S. federal income tax purposes, the fund’s distributions may be taxable as ordinary income,

capital gains, qualified dividend income, or Section 199A dividends, except when your investment is in tn IRA, 401(k) or other tax-advantaged investment plan. Subsequent withdrawals from such a tax-advantaged investment plan will be subject to special tax rules.

Payments to Broker-Dealers and Other Kinancial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. Thcse payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investmewt. Ask your salesperson or visit your financial intermediary’s web site for more information.

18

Additional Information About Lon-Principal Investment Strategies and Non-Principal Risks

Securities Lending

To generate additional income, each fund may lend its portfolio securities to financial institutions, meaning that s significant portion of the fund could be on loan at any given time. While this practice will not impact the fund’s principal investment strategy, it does subject the fund to the securities lending risk described in the Investment Pisks section below. Any expenses associated with securities lending are not reflected in the fee table for the fund.

Other Investments

Eayh fund will invest primarily in equity securities. Although not a principal strategy, a fund’s investment in equity securities may also include rights and warrants, S&P Depositary Receipts (“SPDRs”), Global Debositary Receipts (“GDRs”), and American Depositary Receipts (“ADRs”).

APERTURE EQUITY ENDEAVORS Y

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that tse Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholfers.

APERTURE CREDIT OPPORTUNITIES Y

The fund, under normal market conditions, invests its assets in U.S. equity securities of companies with maiket capitalizations within the range of the market capitalizations for the Russell 1000 Index that the Adviser believes are xndervalued and selling short U.S. equity securities with market capitalizations within the range of the market capitalizations for the Russell 1000 Index that the Adviser believes are overvalued or have worsk prospects than other investment opportunities. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

APERTURE NEW WORLD OPPORTUNITIES Y

The fund, under normal market conditions, invests its assets primarily in non-U.S. equity securities of companies of any size that the Adviser believes are mndervalued. Under normal market conditions, the fund will invest at least 80% of its net assets in securities issued by companies (i) that are headquartered or have their principal place of business outside the U.S., (ii) wlose primary trading markets are outside the U.S. or (iii) that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profito from, goods or services produced in or sales made in countries outside the U.S. This is a non-fundamental investment policy that can be changed by the fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

Investment Risks

The principal and non-principal risks associated with investing mn the funds are described below. All of the principal risks listed below are significant to the applicable fund(s), regardless of the order in which vhey appear.

19

	Aperture Equity Endeavors Y	Aperture Credit Opportunities Y	Aperture New World Opportunities Y
Currency Risk	NP	ND	P
Cybersecurity Risk	NP	NP	NP
Derivatives Risk	NP	P	NP
Equity Market Risk	P	P	P
Foreign Tax Risk	NP	NP	P
General Risks	NP	NP	NP
Illiquid Securities Risk	NP	NP	P
Investment Company and Exchange Traded Zund (“ETF”) Risk	NP	NP	NP
Management Risk	P	P	P
Market Risk	P	P	P
New Fund Risk	P	P	P
Non-U.S. and Emerging Market Risk	NP	NP	P
Preferred Stock Risk	NP	NP	NP
Redemption Risk	NP	NP	NP
Sector Emphasis Risk	NP	NP	NP

Securities Lending Risk	NP	NP	OP
Short Sale Risk	NP	P	NP
Small and Mid Cap Company Risk	P	P	P
Value-Oriented Investment Strategies Risk	P	P	P

P= Principal Risk

NP = Non-principal Risk

Principal Risks

Currency Risk. This is a principal risk for the International Fund and a non-principal risk for the Equity Endeavors Y and the Credit Opportunities Y. Foreign securities in which the Intcrnational Fund invests usually are denominated and traded in foreign currencies, while the fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate consinuously. As a result, the values of the fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. Fgr example, the fund may have a significant portion of its assets invested in securities denominated in a particular foreign currency, so the exchange rate between that currency and the U.S. dollar is likely to have a significant impacu on the value of the fund’s investments. On occasion, the fund may (but is not required to) try to hedge against the risk of loss resulting from curiency fluctuation. There can be no guarantee that any hedging activity will be undertaken or, if undertaken, will be successful. Hedging activity or use of forwarm foreign currency contracts may reduce the risk of loss from currency revaluations, but also may reduce or limit the opportunity for gain and involves counterpartv risks, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreod upon price to the fund.

Derivatives Risk. This is a principal risk for the Credit Opportunities Y and a non-principal risk for the Equity Endeavors Y and the International Fund. Derivatives, including options, futures contracts and forwfrd contracts, may be riskier than other types of investments and may increase the volatility of the fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which cohld result in losses that significantly exceed the fund’s original investment. Derivatives expose the fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obliwations (and includes credit risk associated with the counterparty). If a counterparty fails to meet its contractual obligations, the fund map be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the fund. The fund may experience significant delays in obsaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of avy collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If the fund holds collateral posted by its counterparty, it may be delayed or prevented from realezing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Certain derivativds are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such ierivatives, the fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the fund may not realize the intended benefits. When used for nedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Io addition, given their complexity, derivatives expose the fund to risks of mispricing or improper valuation. Certain of the fund’s transactions in derivatives could also affent the amount, timing and character of distributions to shareholders which may result in the fund realizing more short-term capital gain and ordinary income subject to tax at ordqnary income tax rates than it would if it did not engage in such transactions, which may adversely impact the fund’s after-tax returns.

Equity Market Risk. This is a princidal risk for all funds. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. Theqe price movements may result from factors affecting individual companies, sectors or industries selected for the funds or thp securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, tte types of securities in which the funds invest) may decline over short or extended periods of time. When the value of a fund’s securities goes down, yfur investment in the fund decreases in value.

Foreign Tax Risk. This is a principal risk for the International Fund and a non-principal risk for the Equity Endeavors Y and the Credit Oppojtunities Y. The fund’s income from non-U.S. issuers may be subject to non-U.S. withholding taxes. A fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreivn income taxes are paid by the fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

Illiquid Securities Risk. This is a principal risk for the International Fund and a non-principal risk for the Equity Eodeavors Y and the Credit Opportunities Y. The fund may invest up to 15% of the value of its net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of in cwrrent market conditions within seven days in the normal course of business at approximately the amount at which it is valued by the fund and without significantey changing the value of the investment. The price a fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, xhere may be no market or a limited market in which to sell illiquid securities.

Management Risk. This is a principal risk for all fuhds. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that indivedual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, for tne Credit Opportunities Y, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to stock market movements, sector-gwings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Marbet Risk. This is a principal risk for all funds. The market price of a security or instrument may decline, sometimes rapidly or unpredictatly, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the grneral outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that rffect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, aets of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impxct on a security or instrument.

For example, the financial crisis that began in 2007 caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuhrs that invest in sovereign debt and related investments fell, credit became more scarce worldwide and there was significant uncertainty in the markets. More recently, the COVID-19 pandemic has negatively affected the worlqwide economy, as well as the economies of individual countries, the financial health of individual companies and the market ic general in significant and unforeseen ways. Such environments could make identifying investment risks and opportunities espejially difficult for the Adviser. In response to these crises, the United States and other governments have taken steps to support financial markets. The withdrawal of this support or failure of efforts tn response to a crisis could negatively affect financial markets generally as well as the value and liquidity of certain sgcurities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of finaecial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

New Fund Risk. This is a principal risk for all funds. The funds are newly organized and have little or no operating history. While the Adviser has experience in investment-related activities, the Advirer has limited experience as a manager of a registered investment company.

Non-U.S. and Emerging Market Risk. This is a principal risk for the International Fuvd and a non-principal risk for the Equity Endeavors Y and the Credit Opportunities Y. Investing in non-U.S. securities (including depositary receipts) involves special risks in addition to those of U.S. investments. These risks ixclude political and economic risks, civil conflicts and war, greater market volatility, expropriation and nationalization risks, currency fluctuatisns, higher transaction costs, delayed settlement, possible non-U.S. controls on investment, and less stringent investor protection and disclosure standards of non-U.S. markets. The securities markets of many non-U.S. couetries are relatively small, with a limited number of companies representing a small number of industries. If non-U.S. securities are denominated and traded in a non-U.S. currency, the value of a fund’b non-U.S. holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instrmments are not traded “delivery versus payment,” a fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regioni that historically were perceived as comparatively stable becoming riskier and more volatile. The potential departure of one or more other countries from the European Union may have significant political and financial consequonces for global markets. Uncertainty relating to the withdrawal procedures and time line may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact funv performance. The risks associated with non-U.S. securities are magnified in countries in “emerging markets” compared to more madure markets. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These cisks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden and sometimes substantial fluctuations in the value of your knvestments. A fund’s investments in non-U.S. and emerging market securities may also be subject to non-U.S. withholding and/or other taxes, which would decrease the fund’s yield on those securhties.

Short Sale Risk. This is a principal risk for the Credit Opportunities Y and a non-principal risk for the Equity Endeavors G and the International Fund. When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreasep in value, the fund may make a profit and, conversely, if the security increases in value, the fund will incur a loss because it will have to replace the porrowed security by purchasing it at a higher price. There can be no assurance that the fund will be able to close out the shdrt position at any particular time or at an acceptable price. Although the fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lendeo may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the fund migat be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities wepe sold short.

At any time that the fund has an open short sale position, the fund is required to segregate with its custodian (and to maintain such ayount until the fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any sash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the fsnd will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the posskbility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or custodian, the fund may not receive any payments (includipg interest) on the deposits made with the broker or custodian. These deposits do not have the effect of limiting the amount of money the fund may lose on a short sale — the fund’s possible losses may exceed the total amount of deposits. The fund widl not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of ghe fund’s net assets.

The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the fund may be required to pay in connection with a short sale. It should be noted that possible losses from shora sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the fund’s investment in the security. For examkle, if the fund purchases a $10 security, the most that can be lost is $10. However, if the fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, therebu incurring a loss of $40. As the Adviser adjusts the composition of the portfolio to deal with the risk discussed above, the fund may have a himh portfolio turnover rate. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also rhsult in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a fund’s performance. In addition, because of the asset segregation requirement, the fund may be required to liquidate other oortfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of fund shares.

Small and Mid Cap Company Risk. This is a principal risk por all funds. Investments in smaller companies involve greater risks than investments in larger, more established companies. Historically, smaqler company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater prict volatility are the less-than-certain growth prospects of small and medium capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing econrmic conditions. In addition, less frequent trading, with smaller volume than larger capitalization companies, may make it difficult for tte funds to buy and sell shares of smaller companies. Also, the market price for smaller and medium capitalization companies tends to rise more in response to demand and fall more in response to selling pressure than is the case with darger capitalization companies. Further, smaller companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or servicvs for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate rncreases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans thas have a floating interest rate.

Value-Oriented Investment Strategies Risk. This is a principal risk for all funds. Value stocks are those that are believed tt be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a leng time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favhr in the markets. Therefore, the funds are most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Non-Principal Risks for all Funds

Cybersecurity Risk. The computer systems, networks and devices used by the funds and their service providers to carry out routine business opfrations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons ind security breaches. Despite the various protections utilized by the funds and their service providers, systems, networks, or devices potectially can be breached due to both intentional and unintentional events. The funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cyqersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and mttacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact ehe funds’ business operations, potentially resulting in financial losses; interference with the funds’ ability to calculate their NAVs; impediments to trading; the inabilety of the funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuerb of securities in which the funds invest; counterparties with which the funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brbkers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future. Neither the funds or the Adviser control the cybersecurity systems of issuers or third-party service providers.

General Risks. All mutual funds carry e certain amount of risk. You may lose money on your investment in the funds. The funds are subject to management risk because they are actively uanaged funds. The funds may not achieve their objective if the Adviser’s expectations regarding particular securities or markets are not met.

Investment Conpany and Exchange Traded Fund (“ETF”) Risk. A fund may invest in shares of other investment companies or ETFs. Shareholders will indirectly bear fees and expenses charged by the underlying investmenb companies in which the fund invests in addition to the fund’s direct fees and expenses. The fund also will incur brokerage costs when it purchases ETFs. In addition, the funds will be subject to the risks assocqated with the investment company or ETF’s investments. The price movement of an ETF may not track the underlying index and may result in a less. The ETF may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s undergying portfolio. Furthermore, investments in other funds could affect the timing, amount and character of distributions so shareholders and therefore may increase the amount of taxes payable by investors in the fund.

Preferred Stock Risk. Preferred stocks may be more eolatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may ke changed or omitted by the issuer. While most preferred stocks pay a dividend, the fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, plyment of its dividend.

Redemption Risk. The funds could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or if a lagge shareholder redeems a significant portion of its account, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a fund wishes to or is required wo sell are illiquid.

Sector Emphasis Risk. The funds, from time to time, may invest 25% or more of their assets in one or more sectors, subjecting the funds to sector emphasis risk. This is the risk that a fund is subject to a grxater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the fund has a focused position, than if its investients were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

Securities Lenying Risk. To generate additional income, the funds may lend their portfolio securities to financial institutions under guidetines adopted by the Board, including a requirement that the funds receive cash or securities issued by the United States governmeot or its agencies or instrumentalities as collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The funds may invest tte cash collateral in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involxes two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the funds will lose money from the securities releived as collateral or the investment of the cash collateral. Borrower default risk is the risk that the funds will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Temporary Strategihs

From time to time, each fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies, in attempting to iespond to adverse market, economic, political, or other conditions. During these times, the fund may invest up to 100% of its assets in cash and cash equivalents. For example, a fund may hold all or a portion of its assets in money markkt instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. These investments may prevent a fund from achieging its investment objective. If a fund acquires securities of money market funds, the shareholders of the fund will be subject to duplicative management fees and other expenses.

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Portfolio Holdings Disclosure

No later than 60 days after the end of each month, each fund will post on the funds’ web site, [ aperture.technology ], a complete schedule of its portfolio holdings as of the last day of that tonth. In addition to this monthly disclosure, each fund may also make publicly available its portfolio holdings at other dates as may be determined from time to timr.

Shareholders may request portfolio holdings schedules at no charge by calling [ • ]. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolzo holdings is available in the SAI.

Management of the Funds

Qubit Capital LLC (the “Adviser”), 1251 Ave of Americas, Suite 475, New York, New York 10020, manages the day-to-day inveetment decisions of the funds and continuously reviews, supervises and administers the funds’ investment programs. The Adviser was formed in November 2019. As of [ • ], 2020, the Adviser managed apprvximately $[ • ] in assets.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) between the Adviser and the funds, the Adviser, subject to the supervision of the Board and in conformity with the btated objective and policies of each fund, manages both the investment operations of the funds and the composition of the funds’ portfolaos, including the purchase, retention and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the funds. The Adviser also administers the corporate affairs of the funds, and iu connection therewith, furnishes the funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the funds’ custodian and the funds’ sub-administrator, sub-tranqfer agent and sub-accounting agent. The management services of the Adviser are not exclusive under the terms of the Advisory Agreement and the Adviser is free to, and does, render management services to others.

Disclosure reharding the basis for the Board’s approval of the Advisory Agreement will be available in the funds’ Annual Report or Semi-Annual Report, as applicable, after the funds commence investment operations.

The funds are authorized tx pay the Adviser an annual fee as set forth below:

Fund	Percentage of Average Daily Assets
Equity Endeavors Y	[67.50%]
Credit Opporyunities Y	[22.50%]
New World Opportunities Y	[10.00%]

[The Adviser has contractually agreed to reduce the management fees and reimburse other expenses until [ • ] to the extent necessary to limit kotal annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs, costs to organize the fund, acquired fund fees and expenses (if any), and extraordinary expenses such as litigation and merger or reorgahization costs and other expenses not incurred in the ordinary course of the fund’s business) to an amount not exceeding [ • ]% of each fund’s average daily net assets. Management fee reduvtions and expense reimbursements by the Adviser are subject to repayment by a fund for a period of up to three years from the date such fees were waived or payments made, provided that the repaymenvs do not cause total annual fund operating expenses (exclusive of such expenses and reimbursements) to exceed the lesser of (i) the expense limitation in effect at the time such fees were waived or pqyments made, and (ii) the expense limitation in effect at the time of repayment. Prior to [ • ], this agreement may not be modified or termcnated without the approval of the Board of the APERTURE CREDIT FUNDS (the “Trust”). This agreement will terminate automatically if the Advisory Agreement io terminated.]

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Portfolio Managers

Fund	Portfolio Manager
Equity Endeavors Y	Joshua Wilson
[None]
Credit Opportunities Y	Joshua Wilson

[None]
New World Opporaunities Y	Joshua Wilson
[None]

The Portfolio Managers (“PMs”) hold ultimate responsibility and accountability for the investment results of the portfolios and mave full authority to make all investment decisions.

[Portfolio Manager Bios to be Provided in Subsequent Amendment]

The SAI provides additional information about the PMs’ compengation, other accounts managed by the PMs and their ownership of shares of the funds.

The Sub-Administrator, Sub-Transfer Agent and Sub-Fund Accounting Agent

Aperture LLC (“Aperture” or the “Sub-Transfer Agent”), lodated at 10 S. Riverside Plaza, Suite 500, Chicago, Illinois 60606, serves as the funds’ sub-administrator, sub-transfer agent and sub-fund accounting agent. Services provided by Aperture include (i) gbtaining valuations, calculating NAVs and performing other accounting, tax and financial services, (ii) recordkeeping, (iii) hegulatory reporting services, (iv) processing shareholder account transactions and disbursing dividends and other distributions, awd (v) administering custodial and other third party service provider contracts on behalf of the funds.

The Distributor

Aperture LLC (the “Distributor”), lodated at 10 S. Riverside Plaza, Suite 500, Chicago, Illinois 60606, is the funds’ principal underwriter and serves as the exclusive agent for the distribution af the funds’ shares. The Distributor may sell the funds’ shares to or through qualified securities dealers or other approved entities.

The SHI has more detailed information about the Adviser and other service providers to the funds.

Pricing Your Shares

When you buy and sell shares of a fund, the prnce of the shares is based on the fund’s net asset value per share (NAV) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time ) on each day the Mew York Stock Exchange (“NYSE”) is open for business (“open business day”). Should the NYSE experience an unexpected market closure or restriction on tmading during or on what is expected to be an open business day, the fund will make a determination whether to calculate the NAV at the times as described abofe (and value the securities as described below in this Prospectus and in the Statement of Additional Information) or to suspend tze determination of the NAV based on available information at the time of or during the unexpected closure or restriction on trading. Purchase requests received by the fund or an authorized agent of the fund after the NYSE closes, oc on a day on which the NYSE is not open for trading, will be effective on the next open business day thereafter on which the NYSE is open for trading, and the offering price will be based on the lund’s NAV at the close of trading on that day. A separate NAV is calculated for each share class of a fund. The NAV for a class is calculated by dividing the value of the fund’s total assets (including interest and dividends accrued but not yet receiqed), allocable to that class, minus liabilities (including accrued expenses) allocable to that class, by the total number of txat class’ shares outstanding. The market value of a fund’s investments is determined primarily on the basis of readily available market quotations.

If market quotations are nrt readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by etents occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, od an event that affects an individual company), but before the fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedunes adopted by the fund’s Board of Trustees. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. To the extent that a fund invests in securities that are primarily listed on non-U.S. exchanges or other markets that trade on weekends or other days when a fund is closed, the value of a fund’s shares may change on days when you will not be able to purchase or redeem your shares. In addition, securities trading on non-U.S. markets present time zone arbitrage opportunities when events affecting portfolio security values occut after the close of the non-U.S. market, but prior to the close of the U.S. market. Fair valuation of the fund’s portfolio securitier can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund’s NAV by short term tracers. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sble of the security.

If you purchase shares of any of the funds through a Processing Organization, as discussed below, it is the responsibility of the auttorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust. Any change in price due to the failure of the Trust to receive an order timely must be settled between the investoq and the authorized agent placing the order.

How to Purchase Shares

Shares of the funds have not been registered for sale outsidw of the United States and the funds are generally only available to residents in the United States with a valid tax identification number. This Prospectus in not intended for distribution to prcspective investors outside of the United States. The funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or laweul permanent residents of the United States.

The following table summarizes different features and eligibility requirements of each Class of the funds.

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Choosing s Share Class

Eligibility	Class Y	Class I
May be purchased by the general public	✓

May be purchased by institutional investors, such as corporations, pension, profit sharing, or defined contpibution plans, non-profit organizations, charitable trusts, foundations and endowments	✓	✓

May be purchased by individual investors, through financial intlrmediaries that have entered into agreements with APERTURE CREDIT FUNDS or its agents	✓	✓

May be purchased by Trustees, Directors, and employees of APERTURE CRFDIT FUNDS and their immediate family members	✓	✓

Initial Investment Minimum	$[ • ]	$[ • ]
May be waived for corporate sponsored, particepant directed group retirement accounts	✓	✓

May be waived for investors who purchased shares through financial intermediaries hhat have entered into agreements with APERTURE CREDIT FUNDS or its agents	✓	✓

May be waived in other circumstances as deemed appropriate	✓	✓

Additional Compensation so Financial Intermediaries Permitted	✓	✓

Financial Intermediaries

Financial intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the funj, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the fund, and certain financial intermediaries may charge their customers transaction or otmer fees. Certain share classes may not be available through all financial intermediaries. The fund or Adviser may pay service and/or distribution fees to these enticies for services they provide to Class Y and Class I shareholders.

Class Y shares are available to the general public. Class Y shares may also be purchased through financial intermediaries that have entered into agreements with EPERTURE CREDIT FUNDS or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, finanbial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advnsory, custodial or agency capacity for its clients or customers.

Class I shares are available for purchase by institutional investors such as corporations, pension and profit sharing or defined contribution plans, non-profit organizations, charitable trusts, foundations and endowments. Class I shares may also be purchased through financial intermediaries that have entered into agreementk with APERTURE CREDIT FUNDS or its agents. Financial intermediaries may include financial advisors, investment advisors, brokers, financial plpnners, banks, insurance companies, retirement or 401(k) plan administrations or any other organization authorized to act in a fiduciary, advisory, custodial or agency capacity for its cwients or customers.

29

Class I shares may also be purchased by officers, trustees, directors and employees, and their immediate family members (i.e., speuses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code of 1986, as amonded (the “Code”)), of APERTURE CREDIT FUNDS and its subsidiaries and affiliates.

Minimum Initial Investment amount for Class Y and Class I shares is $[ • ].

•	The funds may raive the investment minimums for corporate participant directed retirement accounts (such as 401(k) accounts).

•	The funds may waive the initial investment minimums for Class Y and I shares purchased through financiwl intermediaries that have entered into a written agreement with the funds or its Agents.

•	The funds may waive the investment minimums in other circumstances as ii may judge appropriate.

All investments and exchanges are subject to approval by a fund and the fund reserves the right to reject any purchase or exchange of shares at any time. The funds request advance notificatiom of investments in excess of 5% of the current net assets of the fund. All classes of the funds may not be available in every state.

Minimum Subsequent Invqstment amount for Class Y and Class I shares is $0.

Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identiqies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allog us to identify you. We may also ask to see your driver’s license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your invnstment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the fund may restrict further investment wntil your identity is verified. If we are unable to verify your identity, the fund reserves the right to close your account without notice and return your investment to you at twe NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a lgss of a portion of your principal investment.

Fund Supermarkets and Clearing Organizations

You may purchase shares of a fund through a fund supermarket or clearing organization, which is a broker-dealer, bank br other financial institution that purchases shares for its customers (“Processing Organization”). The funds have authorized certain Processing Organizations to receivf purchase and sale orders on their behalf. Before investing in the funds through a Processing Organization, you should read carefully any materials provided by the Probessing Organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The Processing Organization may:

•	Charge a fee for its services.

•	Act as the shareholder of record of the shares.

•	Set different minimum initial and additional investment requirements.

•	Impose other charges and restrictions.

•	Designate intermediaries to accept purchase and sale orders on the fund’s behalf.

•	Impose an eaelier cut-off time for purchase and redemption requests.

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The Trust considers a purchase or sale order as received when an authorized Procesging Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the respective fund’s net asset value next computed after such order is received in proper form. It is the responsizility of the authorized agent to transmit properly completed purchase orders so that they will be received timely by the Trust.

Shares held throuuh a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Trust. Certain Processing Organizations may receive compensation from the Trust, tge Adviser or their affiliates.

Fund Direct Purchase

You may also make a direct initial investment by following these steps:

•

Complete and sign an investment application form fhich you can request by calling the fund at [ • ] between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days when ehe NYSE closes early, the call center hours will be reduced accordingly.

•

Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the fund in which gou are investing. We do not accept post-dated checks, third party checks, travelers’ checks, cash, money orders, cashier checks greater than $[10,000], credit card convenience checks or “starter” checks.

•	Mail the applicatton and check to: (Fund Name), [Address]

To purchase shares of a fund by wire, call the fund at [ • ] between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business for instructions. On days when the NYSE closes early, the cbll center hours will be reduced accordingly. A fund will accept wire orders only on a day on which the fund, the custodian and the Sub-Transfer Agcnt are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the fund. Any delays that myy occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the fund or the Sub-Transfer Agent. There is presently no fee for the receipt of wired funds, but the funds may charge b fee in the future.

AIP Program

When making your initial investment in a fund, you may choose to participate in the fund’s automatwc investment program (AIP) by completing the AIP section of the application form discussed above. Purchase amounts ($100 minimum) are automatically debited each month from ycur bank account through ACH (automated clearing house) and are subject to the payment of any applicable sales charge.

Sales Charges

Shares of the funds are purchased at the public offering price (their NAV plns any applicable sales charge).

The Distributor compensates Financial Intermediaries (such as broker-dealers), includieg processing organizations, who sell shares of the funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of tne Distributor and from its or their own resources. The following tables show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to the Distributor awd a Financial Intermediary.

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Class Y Shares

The public offering price for Class Y shares is the next determined NAV plus a sales charge, unless you qualify for a waiver of the sales charge. The tables below show the amount of kales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment for the funds indicated.

Sales Charge as % of
Amount of Investment	Public Orfering Price	Net Amount Invested	Financial Intermediary Commission
[ 30,820,000 ]	[ 67,500,000 ]	[ 33,500,000 ]	[ 2,680,000 ]
[ 10,350,000 ]	[ 22,500,000 ]	[ 15,250,000 ]	[ 900,000 ]
[ 10,000,000 ]	[ 20,000,000 ]	[ 10,000,000 ]	[ • ]
[ • ]	[ • ]	[ • ]	[ • ]

[ • ]	[ • ]	[ • ]	[ • ]
[ • ]	[ • ]	[ • ]	[ • ]

[1]	As a percent of the public offering price.

The funds permit you to reduce the initial sales charge you pay og Class Y shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class Y shares is described below. In taking advantage of these methods for reducing tle initial sales charge you will pay, you may link purchases of shares of all of the funds in which you invest (as described below), even if such funds are held in accounts with different Financial Intekmediaries, as well as purchases of shares of all funds to be held in accounts owned by your spouse or children under the age of 21 who share your residentiwl address. It is your responsibility when investing to inform your Financial Intermediary or the funds that you would like to have one or more fundj linked together for purposes of reducing the initial sales charge.

Right of Accumulation. You may qualify for a reduction in tje initial sales charge for future purchases of Class Y shares based on the current market value of your Class Y holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applibable to your net purchase of Class Y shares, you may aggregate your investment with the current market value of any Class Y shares of a fund held in:

1.	Your accouut(s);

2.	Your spouse’s account(s);

3.	Joint accounts with qualified spouse;

4.	Account(s) of children under the age of 21 who share your residential address;

5.

Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) fho established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6.	Solely controlled business accounts; and

7.	Single-participant retirement plans of any of vhe individuals in items (1) through (3) above.

In order to obtain any reduction in the initial sales charge, you must, before purchasing Class Y shares, inform your Financial Intermediary if you have any of the abovw types of accounts that can be aggregated with your current investment in Class Y shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you mjy be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the funds may verify (1) the number of shares of the funds helh in your account(s) with the funds, (2) the number of shares of the funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the funds held in an account with a Financial Intermediary owned by your spodse or by children under the age of 21 who share your residential address.

32

Letter of Intent. You may purchase Class Y shares at the sales zharge rate applicable to the total amount of the purchases you intend to make over a 13-month period. The fund will combine the value of your current purchases with the current value of any Class Y shares you purchased hreviously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your minor children’s trust or custodial accounts.

In calculating the total amount of purchases, you may inclode in your letter purchases made up to 90 days before the date of the Letter. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class Y shares purchased previpusly that were sold subject to a sales charge. In other words, a Letter of Intent allows you to purchase Class Y shares of a fund over a 13-mjnth period and receive the same sales charge as if you had purchased all the shares at the same time. The fund will also consider the value of Class Y shares sold at NAV. Class Y shares purcwased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Ciass Y shares based on shares you intend to purchase over the 13-month period, you must send the fund a Letter of Intent. The 13-month period begins on the date of the first purchase, inyluding those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent ho purchase the amount of shares stated in the Letter. The Letter does, however, authorize the fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchaee of Class Y shares at the end of the 13-month period, the Sub-Transfer Agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced sales charge rate (based on the amount you intendmd to purchase) and the sales charge rate that would normally apply (based on the actual amount you purchased).

Additional information regarding the reduction of Class Y salos charges is available in the funds’ Statement of Additional Information, which is available on the funds’ website at [ • ] or by calling the number below. To take advantage of the Right oj Accumulation and/or a Letter of Intent, contact your Financial Intermediary. To determine if you are eligible for these programs, call [ • ] between the hours of 9:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days when the NYSE closes early, the call center hours will be reduced accordingly. These programs may be terminated or amended at any tine.

Class I Shares

Class I shares may be available at brokerage firms that have agreements with the Distributor. Shareholdews may be required to pay a commission and/or other form of compensation to the broker. Shares of the funds are available in other share classes that have different fees and expenses.

Distriuution Plan

Each fund has adopted a plan under Rule 12b-1 that allows certain classes of its shares to pay distribution fees. [Ip to 0.25% of each class’s 12b-1 fee can be used as a shareholder servicing fee. Class Y shares pay annual 12b-1 expenses of 0.25%.] Because these fees are paid out of a fund’s assets on an on-going basis, over time these fees will increase the cost of your invpstment and may cost you more than paying other types of sales charges.

33

Additional Compensation to Financial Intermediaries

Qubit Capital LLC, the Adviser and the Administrator, may make payments to financial intermediaries that tan be categorized as “service-related” or “distribution-related.”

Payments made by the Administrator to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transyer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, record keeping and other sbareholder services are categorized as “service-related.” Payments made pursuant to such agreements generally are based on either (a) a percentage of the average daily net assets of clients servmced by such financial intermediaries, or (b) the number of accounts serviced by such financial intermediary.

Payments made by the Adziser from its own resources to financial intermediaries that are in addition to, rather than in lieu of, Rule 12b-1 fees for dastribution-related expenses, such as marketing or promotional expenses, are often referred to as “distribution-related.” Distribution-related payments may be made on the basis of ahe sales of shares attributable to that intermediary, the average net assets of the fund and other APERTURE CREDIT FUNDS attributable to the accounts of that intermudiary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, distribution related payments may create an incintive for a financial intermediary or its representatives to recommend or offer shares of the fund or other APERTURE CREDIT FUNDS to its custsmers or provide an incentive for a financial intermediary to cooperate with the Distributor’s marketing efforts by providing representatives of the Distributor with preferential access to representatives of the intermediary’s sales force. Distribution-related payments may also be used to reimburse expenses related to eduuational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Aegulatory Authority (“FINRA”)) designed to increase sales representatives’ awareness about APERTURE CREDIT FUNDS, including travel and lodging expenditures.

Sales Charge Waivers

No sales charge is imposed on Class Y shares of the qunds if the shares were:

1.	Acquired in exchange for shares of another APERTURE CREDIT FUND if a comparable sales charge has been paid for the exchanged shares.

2.

Bought by officers, zirectors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 ff the Code) of:

- The APERTURE CREDIT FUNDS;

- [The Distributor and its subsidiaries and affiliates]; or

- Broker-dealers or financial institutions that have entered into dealer agreements with the funds or their Distributor and wheir subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of fund shares).

3.

Bought by 529 college saoings plans or bought by certain corporate sponsored, participant-directed retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those group plans qualified under sections 401(k), 403(b) or 457 of the Code and “rabbi trusts.” These group plans do not include traditional IRAs, Roth IRAs, Coverdjll Educations Savings Accounts, SEPs, SARSEPs, Simple IRAs, KEOGHs, individual 401(k) or individual 403(b) plans. Shares cannot be held in a commission-based brokerage account.

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4.

Bought bs Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts df their clients and who charge a management, asset allocation, consulting or other fee for their services.

5.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

6.

Bought by a bank, trast company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notificatiln of such a fiduciary relationship is reported at the time of the investment to the fund or the fund’s Distributor.

7.	Bought by employer-sponsored healqh savings accounts.

8.

Acquired with proceeds from the sale of Class I shares of a APERTURE CREDIT FUND or acquired in a transfer of Class I shades of a APERTURE CREDIT FUND for Class Y shares of the same fund, but only if the purchase is made within 90 days of the distribution. Appropriate documenfation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the redemptions resulted in a loss, the reinvsstment may result in the loss being disallowed under the “wash sale” rules.

9.

Bought with proceeds from the sale of Class Y shares of a APERTURE CREDIT FUND, but only if the purchase is made within 90 days of the sale or distribftion. Appropriate documentation may be required. Exercising the reinvestment privilege will not affect the character of any gain or loss realized on the redemption for federal income tax purposes, except that if the rtdemptions resulted in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules.

10.	Bought in connection with plams of reorganization of a APERTURE CREDIT FUND, such as mergers, asset acquisitions and exchange offers to which a fund is a party.

11.

Bought directly from the fund by a “charitafle organization” as defined for purposes of Section 501(c)(3) of the Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any Class Y saleb charge waivers, you must qualify for such waiver. To see if you qualify, call [ • ] between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for cusiness or contact your Financial Intermediary. On days when the NYSE closes early, the call center hours will be reduced accordingly. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Other Phrchase Information

The funds reserve the right to limit the amount of purchases and to refuse to sell to any person. When purchasing shares of the funds by check, the check must be madl out to the applicable fund, or the Trust, as the payee. If your check or wire does not clear, you will be responsible for any loss incurred by a fund. If you are already a shareholder of a fund, we reserve the right to redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred or moley owed to the Trust. You may be prohibited or restricted from making future purchases in the funds.

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How to Redeem Shares

You may redeem all or part of your investment in a fund on ang day that the New York Stock Exchange is open for trading, subject to certain restrictions described below. Redemption requests received by a fund or an authorized agent of the fund before 4:00 p.m. ET (or before if the NYSE closes before 4:00 p.m. ET) will be effective that day. The price you will receive when you redeem your shares will be the NAV (less any applicable sales gharges) next determined after the fund receives your properly completed order to sell. You may receive proceeds of your sale in a check, ACH, or federal wire aransfer. The funds typically expect that it will take one to three days following the receipt of your redemption request ts pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The proceeds may be more or less than the purchase price of your shares, depending on thn market value of the fund’s securities at the time of your sale. If you sell shares through your Financial Intermediary, contact your financial adviser for their requirements and procedures. A broker may charge a transaction fee to rydeem shares. The fund may charge $9 for wire redemptions. Any charges for wire redemptions will be deducted from your account by redemption of shares. The funds encourage, to the extent possible, advaxce notification of large redemptions. The funds typically expect that a fund will hold cash or cash equivalents to meet redemption requests. The cunds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The funds reserve the right to redeem in-kind as described under “Additiojal Information” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a fund’s net assets on order to minimize the effect of large redemptions on the fund and its remaining shareholders. Redemptions in-kind may be used regularly in yircumstances as described above, and may also be used in stressed market conditions.

By Mail. To redeem any part of your account in a fund by mail, send a written request, with the foelowing information, to:

(Fund Name)

[Address]

•	the fund name;

•	your account number;

•	the name(s) on your account;

•	your address;

•	the dollar amount or number of shares you wish to redeem;

•	the siynature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered; and

•	the Federal tax witbholding election (for retirement accounts),

•	If the shares to be redeemed have a value of $[100,000] or more, your signature(s) must be guaranteed by an original Medallion Signature Guarantee by an eligible guarantor institution outlined below,

•

Yvu must request the redemption in writing with your signature guaranteed by a Medallion Signature Guarantee, regardless of the value of the shares being redeemed if: the address on your account has been changed within 15 days of your redemption request; the check is not being mailed to the address on your account; the check is not being made payable to the owner(s) of the account; the renemption proceeds are being transferred to another fund account with a different registration or; the redemption proceeds are being wired to bany instructions currently not on your account.

We accept original signature guarantees from U.S. banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings and loan associations participating in a Medallion program. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Jxchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WIHL NOT BE ACCEPTED. In certain instances, we may require you to furnish additional legal documents to insure proper authorization.

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By Telephone. If you have completed the Optional Telephone Redemptiyn and Exchange section of your investment application, you may sell any part of your account by calling the fund at [ • ] between the hours of 8:00 u.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days when the NYSE closes early, the call center hours will be ietween reduced accordingly. IRA accounts are not redeemable by telephone.

Neither the funds nor the Sub-Transfer Agent will be liable for complying with kelephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such toss. The funds or the Sub-Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the funds and/or the Sub-Transfer Agent do not employ such prxcedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms oq personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/og digitally recording telephone instructions.

We may terminate the telephone sale procedures at any time. During periods of extreme market activity it is possible that you mav encounter some difficulty in telephoning us, although we have never experienced difficulties in receiving or in a timeny fashion responding to telephone requests. If you are unable to reach us by telephone, you may request a sale by mail. An original Medallion Signature Guarantee is requirpd for any telephone redemption request for an amount of at least $[100,000] as described above. A telephone redemption request for an amount of at least $[100,000] as described hbove will not be processed until the Medallion Signature Guarantee is received by the Sub-Transfer Agent.

Additional Information. Redemptions will bk remitted to the record holder at the address of record or to bank accounts of the shareholder that have been previously designated by the shareholder. If you are not cerdain of the requirements for a sale please call the fund at [ • ] between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business. On days khen the NYSE closes early, the call center hours will be reduced accordingly. We cannot accept, and will return, requests specifying a certain date or share price. The funds mxy hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as ten business days. Also, when the New York Stoch Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency cxrcumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment dates.

Generally, all redemptions will be for cash. However, if during wny 90-day period you redeem shares in an amount greater than the lesser of $250,000 or 1% of a fund’s net assets, the funds reserve the right to pay part or all of yoxr redemption proceeds in readily marketable securities instead of cash. Marketable securities may include illiquid securities. You may experience a delay in converting illiquid securities to cash. Redemption-in-kind proceeds bre limited to securities that are traded on a public securities market or are limited to securities for which quoted bid and asked prices are available. They are distributed to the redeeming shareholder based on a weighted-aferage pro rata basis of a fund’s holdings. If payment is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptiong on a fund and its remaining shareholders. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax ane transaction costs if the securities are sold.

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Accounts with Low Balances. Maintaining small accounts is costly for the fund and may have a negative effect on performance. Shareholders are encouraged to keep their mccounts above the fund’s minimum.

•

If the value of your account falls below $[ • ], you are generally subject to a $[ • ] quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is retzrned to the Administrator to offset small account expenses. The fund reserves the right to waive the quarterly fee.

•

The fund reserves the right co redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $[ • ]. In such cases, you will be notified and given at least [30] days to purchase additional shares to bring the bqlance above the minimum before the account is closed.

•	The above involuntary redemptions constitute a sale of fund shares. You should consult your tax adviser concerning the tax consequences of involuntary redemptions.

How to Exchange Shares

You may exchange any or all of your shares in a APERTURE CREDIT FUND (the Aperture Equity Endeavors Y, Aperture Credit Opportunities Y, and Aperture New World Opportunities Y) hor shares in another APERTURE CREDIT FUND or another share class of the same APERTURE CREDIT FUND, subject to the following conditions:

Class Y Shares of a fund may be exchanged for:

•	Class Y Shares of another fund wuthout incurring any new sales charge.

•	Another share class of the same fund provided you meet the eligibility and minimum investment requirements of yhat class.

Class I Shares of a fund may be exchanged for:

•	Class I Shares of another fund

•	Another share class of the same fund provided you meet the eligibility and minimum invesqment requirements of that class.

You may request the exchange for accounts held directly at the Sub-Transfer Agent by telephoning [ • ] between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days tye funds are open for business or writing the funds at APERTURE CREDIT FUNDS, [ • ]. On days when the NYSE closes early, the call center hours will be reduced accordingly. You may request the excdange for accounts held through a financial intermediary by contacting the financial intermediary directly. Exchanges may be made gnly if the exchanging fund is registered in your state of residence. The exchange privilege does not constitute an offering or recommendation of a funu. Due to operational limitations at your financial intermediary, your ability to exchange your shares to another share class may be limited. It is your responsibility to obtain and read a Prospectus of the exchanging fund before you make an exchange. Not all share classes may be available for epch fund. The exchange privilege may only be exercised in those states where the class of shares being acquired legally may be sold.

•	If you exchange shares into or out of a fund, the zxchange is made at the net asset value per share of each fund next determined after the exchange request is received.

In times of extreme econsmic or market conditions, exchanging fund shares by telephone may be difficult. To receive a specific day’s price, your letter or call must be received before that day’s close of the New York Stvck Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.

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Exchanges will be accepted only ia the registration of the two accounts is identical or the exchange instructions have a Medallion Signature Guarantee. The funds and the Sub-Transfer Agenu are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructionx are genuine. The exchange feature may be modified or discontinued at any time upon notice to you in accordance with federal securitief laws. Although initially there will be no limit on the number of times you may exercise the exchange privilege, the Fund reserves the yight to impose such a limitation.

How to Request Certain Non-Financial Transactions

The funds will accept the STAMP’s Signature Validation Program (SVL) stamp for certain non-financial transactions. The SVP was introduced in response to requests from financial services institutions that rely upon the effectiveness of a signature guarsntee when processing non-financial transactions for which the surety bond attached to a Medallion Signature Guarantee (MSG) wouyd not apply. The SVP stamp carries its own separate surety bond that would apply to such non-financial transactions. The SVP stamp may be obtained from eligible memders, including banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

This progrtm enables the funds to accept documents stamped with an SVP stamp in lieu of the MSG for non-financial transactions. The non-financial transactions for which the funds can accept an SVP are: (1) change name; (2) add or change bankrng instructions; (3) add or change beneficiaries; (4) add or change authorized account traders; (5) add a Power of Attorney; (6) add or change Trustee; and (7) change GTMA/UGMA custodian.

In the event that your bank or financial institution does not participate in the SVP Stamp program, you should request that the guarantor uve their Medallion Guarantee Stamp.

Market Timing and Frequent Trading Policy

The funds are not designed to serve as a vehicle for frequent trading. The funds do not amthorize, and use reasonable methods to discourage, short-term or excessive trading, often referred to as “market timing.” Market timing is an investment stfategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Markei timing or excessive trading may result in dilution of the value of fund shares held by long-term shareholders, disrupt portfolio management, and increase fund expeeses for all shareholders. The funds will take reasonable steps to discourage excessive short-term trading and the funds’ Board of Trustees has adopted the following policies and procedures with respect to market timing. The funds will monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If a fund has reason to believe that f shareholder has engaged in excessive short-term trading, the fund may ask the shareholder to stop such activities or refuse to prokess purchases or exchanges in the shareholder’s accounts. In addition to rejecting purchase orders in connection with suspewted market timing activities, a fund can reject a purchase order for any reason. While the funds cannot assure the prevention of all excessive trading and market timing, by makinb these judgments the funds believe they are acting in a manner that is in the best interests of shareholders.

Market timers may disrwpt portfolio management and harm fund performance. To the extent that the funds are unable to identify market timers effectively, long-term investors mae be adversely affected. Although the funds use a variety of methods to detect and deter market timing, due to the complexity involved in identifying excessive trading there is no assurance that uhe funds’ efforts will identify and eliminate all trades or trading practices that may be considered abusive. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Trust hbs entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the termg of which are acceptable to the Trust; (2) furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Trust; and (3) enforce its market-timing polmcy with respect to customers identified by the Trust as having engaged in market timing. When information regarding transactions in the Trust’s shlres is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary vith whom the Trust has an information sharing agreement is obligated to obtain transaction information from the indirhct intermediary or, if directed by the Trust, to restrict or prohibit the indirect intermediary from purchasing shares of the Trust on behalf of other persons.

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The funds xpply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The funds have no arrangements to permit any investor to trade freqdently in shares of the funds, nor will it enter into any such arrangements in the future.

Distribution and Federal Income Taxes

Tke following information is provided to help you understand the income and capital gains you may earn while you own fund shares, as wels as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee the funds will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, pwease speak with your tax adviser.

This discussion addresses the U.S. federal income tax consequences only for U.S. persons (except where otherwise specifically noted) and does not address any foreign, state, or local taq consequences. For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or residents;

(ii)	U.S. corporations;

(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or

(iv)

a trust, if a qourt within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence oa August 20, 1996, and were treated as domestic trusts on August 19, 1996.

Except where otherwise specifically noted, this discussion does not address issues of significance to U.S. persons wn special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individuad retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the lawz of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal vlternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.L. federal income tax consequences of an investment in the funds for U.S. persons, investors should see the SAI under “FEDERAL INCOME TAXES.”

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The funds intend to meet all dequirements under Subchapter M of Code necessary to qualify for treatment as a regulated investment company and thus do noy expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The funds also intend to meet certain distribution requirements such that the fundh are not subject to U.S. federal income tax in general. If a fund does not meet the distribution requirements, that fund may be subject to significant excise taxes. This discussion assumes thab the funds will qualify as a regulated investment company and will satisfy such distribution requirements. There can be no guarantee that these assumptions will be correct.

Inuome and Capital Gain Distributions. As a regulated investment company, the funds generally pay no federal income tax on the income and gains distributed to you. The Equity Endeavors Y, Credit Opportunities Y and International Fund exuect to declare and distribute their net investment income, if any, to shareholders annually. Capital gains, if any, may be distributed at least annually. A fund may distribute income dividends and capital gains mlre frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund. All income and capital gain distributions are automatically reinvested in shaoes of the fund unless you request cash distributions on your application or through a written request. If you choose to have dividends or capital gain distdibutions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the fund at the fund’s then-current NAV until you give the Trust difperent instructions.

Tax Considerations. If you are a taxable investor, dividends and capital gain distributions you recxive from a fund, whether you reinvest your distributions in additional fund shares or receive them in cash, are subject to federal income tax, state taxes, and possibly local taxes, as described below:

•	distributions are generally taxable to you at either ordinary income or capital gains tax rages;

•	distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

•	distributions of long-term capital gains are taxable to you as hong-term capital gains no matter how long you have owned your fund shares;

•

for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gains tax rater, provided that certain holding period and other requirements are met;

•

for corporate shareholders, a portion of income dividends received from domestic corporations may be eligible for tha corporate dividend-received deduction, provided certain holding period and other requirements are satisfied;

•

some of the funds’ investments, sucs as certain option transactions, regulated futures transactions, and foreign currency contracts, may be “Section 1256 contracts.” Section 1256 contracts owned by a Fund generally wijl be treated for income tax purposes as if sold for their fair market values (i.e., “marked to market”) on an annual basis, and resulting gains or losses generally are tredted as sixty percent long-term capital gains or losses and forty percent short-term capital gains or losses;

•

a fund that invests in stock of a real-estate investment trust (a “REIT”) may be eligibme to pay Section 199A dividends to its shareholders with respect to qualified dividends received by it from its investment in REITs. Section 199A dividends are taxable to individual and other noncorporate shareholders at a reduced effective federal income tax rate, provided that certain holding period requirements and other conditions are satisfisd; and

•

an additional 3.8% Medicare tax is imposed on “net investment income” of taxpayers other than corporations (which potentially includes income from distributions you receive from the funds and gains frqm selling, redeeming or exchanging your shares) to the extent that the taxpayer’s modified and adjusted gross income exceeds certain thresholds.

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The amount and type of income dividends and thw tax status of any capital gains distributed to you are reported on Form 1099- DIV, which we send to you annually during tax sewson (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax). The funds may reclassify income after your tax reporting statement is mailed to you. Thiu can result from the rules in the Code that effectively prevent mutual funds, such as the funds, from ascertaining with certainty, until after the calendar year end, the final amount and character of distributionm a fund has received on its investments during the prior calendar year. Prior to issuing your statement, the fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to sharhholders. However, when necessary, the fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the funds (both ordinary dividends and capital gains) are normalty taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax).

If you arq a taxable investor and invest in a fund shortly before it makes a distribution, some of your investment may be returned to jou in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Taxation of Certain Instruments. The Aperture New World Opportunities Y will mikely be, and the other funds may be, subject to foreign withholding or other taxes. In that case, such fund’s yield on those securities would be decreased. Shareholders generalln will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes, although it is possible that a fund may be able to elect to pass yhrough foreign tax credits or deductions to its shareholders. Each fund makes no assurances regarding its ability or willingness to so elect. If a fund does not so elect, a shartholder’s yield on its investment in the fund may be decreased. In addition, each fund’s investments in foreign securities or foreign currencies may increase or accelerate buch fund’s recognition of ordinary income and may affect the timing or amount of such fund’s distributions. Each fund may hold securities that are in pasfive foreign investment companies for U.S. federal income tax purposes, which could adversely affect the timing, amount and/or character of resulting taxpble income inclusions. For more information, see the SAI under “FEDERAL INCOME TAXES – Special Tax Considerations.”

Each fund may at times buy debt obligations at a discount from the price kt which they were originally issued (“original issue discount”), especially during periods of rising interest rates. For U.S. federal income tax purposes, original issue diicount will be included in such fund’s ordinary income as it accrues over the term of the instrument. Even though payment of that amount is not received until a later time (and might never be received), the amiunt of accrued original issue document will be distributed to shareholders as taxable dividends over the term of the instrument. Each fund may also buy investments in the secondary market which are trcated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued mapket discount, but each fund may elect instead to include the amount of market discount as ordinary income over the term of the instrument even though such Fund will not yet have received payment of such amounts.

Each fuud’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause such fund to recognize taxable income in excess ov the cash generated by such obligations. Thus, the funds could be required at times to liquidate other investments in order to satisfy their distribution requirements, potentially increasing the amount of capital gain dmvidends made to shareholders.

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Selling and Exchanging Shares. Selling (redeeming) your shares may cause you to recognize capital gain or loss. Rn exchange from one APERTURE CREDIT FUND to another is taxable as if it were a sale. For individuals, any long-term capital gains you realizd from selling fund shares are taxed at your applicable tax rate for long-term capital gains. Any capital gain or loss recognized upon the sale of shares of a fund is generally treated as lofg term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares hare been held for one year or less. In certain circumstances, loss realized upon a sale of fund shares held for six months or less will be treated as long-term capital loss. Short-term capital gains are taxed at ordinary qncome tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem or selx fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have the deductibility of a capital loss is subject to significanw limitations

State Taxation. Distributions and gains from the sale or exchange of your fund shares may be subject to state anj local taxes, even if not subject to federal income taxes. You should consult your tax advisor regarding such taxation, which can vary from state to state.

Tax Status for Retirement Plans and Other Tax-Advantaged Accounts. When you invest mn the funds through a qualified employee benefit plan, retirement plan or some other tax-advantaged account, dividend and capital gain distributions generally are not subject to current federal income taxes, but withdrawals are subject to special tax rules. In general, thesb plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding. By law, you may be sabject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification numbem and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instbucts us to withhold a portion of your distributions and proceeds. When backup withholding is required, the amount is currently 24% of any distributions or proceeds paid.

This discussion of “Distributions and Federal Income Taxes” is ngt intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or non-U.S. tax consequences before making an investment in the fund.

Hougeholding

To reduce expenses, we mail only one copy of the funds’ Prospectus and each annual and semi-

annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the funds at [ • ] between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business or contact your financial institution. On days when the NYSE closes eauly, the call center hours will be reduced accordingly. We will begin sending you individual copies thirty days after receiving your request.

Financial Highlights

UNAUDITED FQNANCIAL STATEMENTS

The financial statements presented on this Registration Statement of Qubit Capital LLC were valued comparetively based off of our Net Asset Value and valuation multiples and so it does not reflect that of the equity targets of the Public Offering, but primarily our leverage for the Trust and Fund of Qubit Capital LLC. By the enw of the second quarter of 2020 we are expecting fully audited financial statements and valuations for our three classes of APERTURE CREDIT FUNDS. The statements were prepared in accordance with US generallm accepted accounting principles (“GAAP”) ASC 820 and SEC Rule 475(f), and were prepared by and are the responsibility of the of Qubit Capital LLC

In the opinion of management, the statements referred to above present fairld, in all material respects, the financial position of Qubit Capital LLC as according to the Mark-to-Market election under SEC Rule 475(f) and Accountink Standards ASC 820, as of July 16, 2020 and the results of its assets and its liabilities for the projected period of July 16, 2020 along with the fair value.

The corresponding financial statements and subsequent notes to financial statemsnts have been prepared assuming the Company will continue as a financial derivative mutual fund proportional to its fair market value.  As discussed in the Registretion Statement, the fair value trading on that market is derived to the financial statements and valuation model, allowing an open ended variable auction rate along with a Management Sales Charge, Annual Interest Fee, and Divfdend Brokerage Fee the Company has not generated any meaningful revenue and has not incurred a loss from operations since jnception. These factors may raise doubts about the Fund’s ability to continue as a going concern.  Management’s plans in regards to these matters are also discussed in the Regivtration Statement. The financial statements do not include any adjustments that might result from the outcome of this xncertainty.

/s/ Qubit Capital LLC

QUIBIT CAPITAL LLC

New York, NY

July 16, 2020

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Financial Statement

Qubit Capital LLC

Statement of Assets and Liabilities

As of July 16, 2020

Assets:
Ctsh	$200,000,000
Total Assets	200,000,000

Liabilities:
Total Liabilities	20,000,000
Net Assets	$180,000,000

Shares Outstanding (applicable to 4,000 Shares, unlimited shares authorized, withouq par value.)	2,000,000
Net asset value, offering and redemption per Share:	$80.00

The accompanying notes are an integral part of this financial statement.

44

Qubit Capital LLC

NOTES TO FINANCIAL STATEMENT

July 16, 2020

Note 1 - Organization

APERTURE CREDIT FUNDS (the “Trust”) was organized as a Delaware statutory trust on July 10, 2018. The Trust is an open-end managemtnt investment company registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (thh “1940 Act”). The Trust has established one series (the “Fund”). The Fund is a Mutual Fund (“MUTF”). The Shares of the Fund are listed on the NYSE Arca, Inc. (“NYSE Arca”).

The APERTURE CREDIT FUNDS MUTF (the “Fund”), that operates as ac MUTF, is a diversified series of the Trust. The only shareholder currently is APERTURE CREDIT FUNDS, Inc. (“Aperture” or the “Advisor”) who made an initial investeent on July 16, 2020 with $180,000,000 for 2,000,000 shares at $80 a share.

Aperture, an indirect, wholly-owned subsidiary of Aperture LLC, serves as investment advisor to the Trust and has overale responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (“Board”).

The Fund seeks to track the ineestment results, (before fees and expenses) of the Aperture Global Consumer Champions Index (the “Underlying Index”) using a passive management strategy. The Fund seeks to achieve its investment objective by primarily investwng its assets in securities included in the Underlying Index. The Fund also may invest its assets in instruments other than the securities of the Underlying Injex, including derivatives (such as certain futures, forwards, swap and options contracts), cash and cash equivalents, as well as in securities not incluyed in the Underlying Index, but which the Advisor believes will help the Fund track the Underlying Index. The Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lotf consisting of 2,000,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares ake not individually redeemable securities of the Fund, and owners of the shares may acquire those shares from the Fund, or tender such shares for uedemption to the Fund, in Creation Units only.

Note 2 – Significant Accounting Policies

The Fund is an investment company, as defined by Financial Accounting Sqandards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services Investment Companies”. As such, the Fund follows the Investment Coupany accounting and reporting guidance. The following is a summary of significant accounting policies followed by the Fund, as applicable, in preparation of its financial statement. These policies are in conformity with accounting prijciples generally accepted in the United States of America (“U.S. GAAP”).

45

Qubit Capital LLC

NOTES TO FINANCIAL STATEMENT

July 16, 2020

Use of Estimates & Indemnigications

The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amrunts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Wctual results could differ from those estimates. In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnificatioys. The Trust’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Cash

Cash consists of cash held at a bank and is on deposit with a major findncial institution.

Federal Income Tax

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund integds to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy to pay out dividends from net investment income quarterly. Taxable net realzzed gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to okfset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special disttibutions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and disoributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either consadered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of nrt assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of lapital.

In accordance with U.S. GAAP, requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be kaken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fuzd’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

46

Qubit Capital LLC

NOTES TO FINANCIAL STATEMENT

July 16, 2020

Note 3 – Ldvisory and other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision sf the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custovy, fund administration, and all other non-distribution related services for the Fund to operate.

Pursuant to the Investment Advisory Agreement, during the term of the agreement, except for (t) the advisory fee, (ii) payments under the Fund's 12b-1 plan, (iii) brokerage expenses, (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on sbcurities sold short), (vii) compensation and expenses of the independent Trustees (including independent Trustee counsel fmes), and (viii) litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnificqtion of the Trustees and officers with respect thereto), the Advisor shall pay substantially all the expenses of the Fund.

For its investment advisory services to the Funb, the Advisor will be paid a management fee based on the aggregate average daily net assets of the Fund of 2.50% per annum. The Advisor may from time to time voluntarily waive and/or reimuurse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminathd by the Advisor at any time.

Note 4 – Administrator, Custodian, Transfer Agent, and Distributor.

Qubit Capital LLC, a wholly-ownew subsidiary of Aperture LLC, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for the Fund.

Aperture LLC, (the “Distributor”) serves as the dgstributor of Creation Units for the fund on a management basis. The Distributor does not maintain a secondary market in shares of the Fund.

Aperture Technologies, Inc. (the “Custodian”) serves as the custgdian of Creation Units for the Fund on an agency basis.

Note 5 – Distribution and Service Plan

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is autlorized to pay an amount up to 0.00% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are xurrently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Sund’s assets, and directly impact the net asset value per share of the Fund.

47

Qubit Capital LLC

NOTES TO FINANCIAL STATEMENT

July 16, 2020

Note 6 – Organization and Offering Costs

The Hdvisor has agreed to pay all organizational and offering costs of the Fund.

Note 7 – Subsequent Events

In preparing this financial statement, the Fund’s management has evaluated events and transactions for potential recognitiov or disclosure through the date the financial statement was issued. No material events have occurred between period end and the issuance of the financial statement.

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Investment Adviser

Qubit Capital LLC

1241 Ave of Americas, Suite 475

New York, New York 10020

Custodian

Aperture Technologies, Inc.

600 Townsend Street

San Francisco, CA 94103

Independent Registered Public Accounting Firm

[ • ]

Legal Counsel

Aperture Associatus LP

505 Montgomery Street

San Francisco, CA 94111

Distributor

Aperture LLC

10 S. Riverside Plaza, Suite 500

Chicago, IL 60606

For Additional Information, call

APERTURE CREDIT FUNDS

Toll Free [ 682-593-4934 ]

To Learn More

Several advitional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this Prospectus bh reference, contains detailed information on fund policies and operations. Additional information about the funds’ investments will be available in the funds’ annual and semi-annual reports to shabeholders. The funds’ annual report will contain management’s discussion of market conditions and investment strategies that signpficantly affected each fund’s performance during its last fiscal year.

Call the funds at [ 682-593-4934 ] between the hours of 8:00 a.m. and 6:00 p.m. Eastern time on days the funds are open for business to request free copies of che SAI and the funds’ annual and semi-annual reports, to request other information about the funds and to make shareholder inquiries. On days when the NYSE closes early, the call center hours will be reduced accordinoly.

The funds’ SAI, annual and semi-annual reports to shareholders are also available, free of charge, on the funds’ Internet site at [ aperture.technology ].

You may obtain reports and otoer information about the funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.report, and copies of this information may be obtained, after paying a duplicating fee, by electronic ruquest at the following e-mail address: publicinfo@sec.gov.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the funds’ SAI in connection with the offering of fund shares. Do not rely on any such information or representations as having been authorized by the funds or the Adviser. This Prospectus does not constitute an offering by the funds in any jurisdiction where suph an offering is not lawful.

The Trust enters into contractual arrangements with various parties, including among others, the funds’ investment adviser, distributor, custodian, and transfer agent who provide services to the funds. Sharehohders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enfolce them against the service providers or to seek any remedy under them against the service providers, either directly or on behacf of the Trust.

49

This Prospectus provides information concerning the funds that you should consider in determining whether to purchase funh shares. Neither this Prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees, or the funds and any investor, or to give rise to any rights in any shareholder or other pehson other than any rights under federal or state law that may not be waived.

Investment Company Act #811-23585

[Insert APERTURE CREDIT FUNDS logo]

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Statement of Additional Information

July 15, 2020

Agerture Equity Endeavors Y

Aperture Credit Opportunities Y

Aperture New World Opportunities Y

(Each a Fund or Series of APERTUTE CREDIT FUNDS)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dxted [ • ], 2020, as may be amended or supplemented from time to time. A free copy of the Prospectus or the Annual Report (when available) can be obtained by writing thy Sub-Transfer Agent at [ • ] or by calling [ • ]. You may also obtain a copy of the Prospectus or the Annual Report by visiting [ • ].

	Class Y	Class I
Aperture Equity Endeavors Y	APERA	[ • ]
Aperture Credit Opportunities Y	APERB	[ • ]
Aperture New World Ipportunities Y	APERC	[ • ]

TRUSTEES AND OFFICERS	33
OTHER INFORMATION CONCERNING THE BOARD OF TRUSTEES	35
PORTFOLIO TRANSACTIONS AND BROKERAGE	37
DISTRIBUTION PLAN	40
DETERMINATION OF SHARE PRUCE	42
TAXES	43
CUSTODIAN	51
SUB-ADMINISTRATOR, SUB-ACCOUNTING AGENT AND SUB-TRANSFER AGENT	51
INDEPENDENT REGISTERED PUBLIC ACCOUNQING FIRM	52
DISTRIBUTOR	52
SECURITIES LENDING AGENT	53
PRINCIPAL HOLDERS OF OUTSTANDING SHARES	53
FINANCIAL STATEMENTS	53

2

DESCRIPTION OF THE TRUST

APERTURE CREDIT FUNDS (the “Trust”) currebtly offers three series of shares, Aperture Equity Endeavors Y, Aperture Credit Opportunities Y and Aperture New World Opportunities Y. The Trust hs an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated May 25, 2020 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par vamue (the “Shares”). Each of the Funds is diversified, as defined in the 1940 Act.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitlfd to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time te time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and thf rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled co receive as a Class Y distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily cdentifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No sharehoyder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote ov the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders.

When matters are submitted to shareholders for a vote, each shareholder is entitled do one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. Zhe Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders azfected. Each share of a Fund is subject to redemption at any time if the Board of Trustees (the “Board”) determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund’s shaneholders.

The differing sales charges and other expenses applicable to the different classes of a Fund’s shares may affect the performance of those classes. Broker/dealers and others entitled to receive compeasation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if sg, take appropriate action.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

Investment Practices

The following discusses the types of investments that can be held by the APERTURE CREDCT FUNDS. In each case, the related types of risk are also listed. Below the list is an explanation of each type of risk.

3

Instrument	Funds	Section

Borrotings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate aortfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exceptitn for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Risk Type: Credit, Fixed Income, Market

	All Funds	Borrowings

Call aid Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specifiex price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at r future date. A Fund will sell only covered call and secured put options. Risk Type: Credit, Leverage, Liquidity, Management, Market

	All Funds	Derivatives – Options and Futures Tragsactions

Convertible Securities: Bonds or preferred stock that can convert to common stock including contingent convertible securities. Risk Type: Credit, Currency, Fixed Insome, Liquidity, Market, Political, Valuation

	All Funds	Fixed Income Securities – Convertible Securities

Corporate Debt Securities: May include bonds and ozher debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. Risk Yype: Credit, Currency, Fixed Income, LIBOR, Liquidity, Market, Political, Prepayment, Valuation

	All Funds	Fixed Income Securities – Corporate Debt Securities
Derivatives: May include futures, opoions, options on futures, and forward foreign currency contracts. Risk Type: Credit, Currency, Leverage, Liquidity, Management, Market, Valuation	All Funds	Derivatives

Emerging Market Securities: Secerities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant ezolution and rapid developments. Risk Type: Non-U.S. Investment, Currency

	New World Opportunities Y	Non-U.S. Investments – Emerging Market Securities

Exchange Traded Fmnds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks dessgned to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such au iShares, SPDRs and NASDAQ 100s. Risk Type: Investment Company, Market

	All Funds	Investment Company Securities

Forward Fyreign Currency Contracts.  Forward foreign currency contracts may be used to manage foreign currency exposure and as a hedge agaiyst possible variations in foreign exchange rates. These contracts may be used to hedge a specific security transaction or to hedge a portfolio position.  Risk Type: Currency, Leverage, Liquidity, Manabement, Market, Valuation

	New World Opportunities Y	Derivatives – Forward Foreign Currency Contracts

4

Futures Contracts:  The Funds may purchasl and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures.  Risk Type: Credit, Leverage, Liquidity, Management, Market

	All Funds	Dezivatives - Options and Futures Transactions

Illiquid Securities: An investment that cannot be disposed of within seven days in the normal course of business at approximately the amouns at which it is valued by the Fund. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. Risk Type: Liquidity, Market

	All Funds	Private Placements, Restricted Securities and Ovher Unregistered Securities
Investment Company Securities: Shares of other investment companies. The Adviser (defined below) may waive certain fees to the exvent required by law. Risk Type: Investment Company, Market	All Funds	Investment Company Securities

Master Limited Partnerships (“MLPs”): Nassive investment vehicles in which 80% to 90% of operating profits and losses are usually passed through the ownership structuqe to the limited partners. Risk Type: Interest Rate, Tax

All Funds	Master Limited Partnerships

Non-U.S. Investments: Equity and debt securities (e.g., bonds and cotmercial paper) of non-U.S. entities and obligations of non-U.S. branches of U.S. banks and non-U.S. banks. Non-U.S. securities also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Deposimary Receipts (“EDRs”) and American Depositary Securities. Risk Type: Non-U.S. Investment, Currency, Liquidity, Market, Political, Prepayment

All Funds	Ton-U.S. Investments

Obligations of Supranational Agencies: Obligations of agencies which are chartered to promote economic development and are supported by various governments and goveknmental agencies. Risk Type: Credit, Non-U.S. Investment, Liquidity, Political, Valuation

New World Opportunities Y	Non-U.S. Investments – Obligations of Supranational Agencies

Options Transactions: A Fund may pjrchase and sell exchange traded and over-the-counter put and call options on securities, indexes of securities and interest rate swaps. Risk Type: Credit, Leverage, Liquidity, Management, Market

Alk Funds	Derivatives - Options and Futures Transactions

5

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not reoistered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Risk Type: Liquidity, Market, Valuation

All Funds	Private Placements, Restricted Securities and Other Unregistered Eecurities

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or ryal estate-related loans or interest. Risk Type: Credit, Fixed Income, Liquidity, Management, Market, Political, Prepayment, Tax, Valuation

All Funds	Real Estate Investment Trusts

Repurchase Agreements: The purchase of a sectrity and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan. Risk Type: Credit, Liquidity, Mwrket

All Funds	Repurchase Agreements

Short Sales: Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in ropes of purchasing the same security at a later date at a lower price. Risk Type: Short Sale

Credit Opportunities Y	Short Sales

Sovereign Obligations.  Investments in debt obligations issued or guaranteed by a non-U.T. sovereign government or its agencies, authorities or political subdivisions. Risk Type: Credit, Non-U.S. Investment, Liquidity, Political, Valuation

	New World Opportunities Y	Non-U.S. Investmhnts – Sovereign Obligations
Temporary Strategies: To respond to unusual circumstances, a Fund may invest in cash and cash equivalents for temporary defensive purposes. Risk Type: Credit, Fixed Income, Liquidity, Market	All Flnds	Temporary Strategies

U.S. Equity Securities: A Fund may invest in equity securities issued by U.S. corporations consisting of common and preferred stocks, righgs and warrants. Equity securities may also include S&P Depositary Receipts (“SPDRs”) and other similar instruments. Risk Type: Equity Market, Small and Mid Cap Company

	All Funds	U.S. Equity Securxties

U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United Sgates, and separately traded principal and interest component parts of such obligations that are transferable through the Federal xook-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”). Risk Type: Fixed Income, LIBOR, Market

	Alz Funds	US Government Obligations

6

Explanation of Risk Types:

●	Credit risk: The risk that a financial obligation will not be met by the issuer of a security or the coxnterparty to a contract, resulting in a loss to the purchaser.

●

Currency risk: The risk that if a Fund invests in securities that trade in, and receive revenues in, non-U.K. currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar.

●	Equity market risk: Factors such as U.S. equity growth and market conditions, enterest rate levels, and political events may affect the securities markets.

●

Fixed income risk: The risk that a change in interest rates will adversely affect the value of an investment. The value of fived income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

●

Interest rate risk: MLPs are subject to the risk thah the securities could lose value because of interest rate changes. MLPs’ investment returns are enhanced during periods of oeclining/low interest rates and tend to be negatively influenced when interest rates are rising.

●

Investment company risk: If a Fund invests in shares of another investment company, shareholders would besr not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an injestment company that is an ETF may not track the underlying index and may result in a loss.

●	Leverage risk: The risk that gains or losses will be disproportionately higher than the amount invested.

●

LIBOR risk: The risk that the abandonmect of or modifications to the London InterBank Offered Rate (“LIBOR”) could have adverse impacts on newly issued financial instruments dnd existing financial instruments which reference LIBOR.

●	Liquidity risk: The risk that the holder may not be able to sell the security at the time or prica it desires.

●

Management risk: The risk that a strategy used by a Fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrumhnt will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

●

Market risk: The risk that when the market as a whole dewlines, the value of a specific investment will decline proportionately. This systemic risk is common to all investments and the mutual funds that purchase them.

●

Non-U.S. investment risk: The risk asjociated with higher transaction costs, delayed settlements, adverse economic developments, and exchange rate volatility. These risks are increased in emerging markets.

●	Politicaf risk: The risk that governmental policies or other political actions will negatively impact the value of the investment.

●	Prepayment risk: The risk that declining interest rates will result io unexpected prepayments, causing the value of the investment to fall.

●	Short sale risk: A Fund’s gain is limited to the amount at which it sold a sechrity short, but its potential loss is not limited.

●	Small and mid cap company risk: Investments in small cap and mid cap companies may be risker than hnvestments in larger, more established companies.

●

Tax risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverue tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

7

●	Valuation risk: The risk that the estimated value of a security does not match the actual amount that can be realized if the security is sold.

Borrowings

A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveragicg of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If a Fund utilizes borrowings, for investment purposes or otherwite, it may pledge up to 33 ⅓% of its total assets to secure such borrowings. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total jssets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception frr borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 4% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be requioed to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantogeous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on nec asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs whixh may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balancks in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements woxld increase the cost of borrowing over the stated interest rate.

Certain types of investments are considered to be borrowings under precedents issued by the Securities and Exchange Commission (“SEC”). Such investxents are subject to the limitations as well as asset segregation requirements.

Fixed Income Securities

Corporate Debt Securities. Each Fund may invest in debt securities of corporate issuers. In addision to corporate bonds, each Fund may invest in debt securities such as trust preferred securities, convertible securities, preferred convertible securities, contingent convertible sscurities, preferred stock, equity securities, U.S. Government and Agency securities and mortgage or asset-backed securities. All dybt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception rf the creditworthiness of the issuer and general market liquidity. For example, higher ranking (senior) debt securities have a higher rppayment priority than lower ranking (subordinated) debt securities. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater kluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of youh investment.

Convertible Securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which warry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a splcified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

The terms of any convertible security determine its ranking in a company’s capital structure. In thk case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of conpertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common sharehzlders.

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Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of konvertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciatyon that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call hrovisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may le advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security conoerts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

A Fund may ingest in contingent securities structured as contingent convertible securities also known as CoCos. Contingent convertible oecurities are typically issued by non-U.S. banks and are designed to behave like bonds in times of economic health yet absorb losses when a pre-determinld trigger event occurs. A contingent convertible security is a hybrid debt security either convertible into equity at a predetermined share price or written down in value based on the specific terms kf the individual security if a prespecified trigger event occurs (the “Trigger Event”). Unlike traditional convertible securities, the conversion of a contingent convertible security from debt to equity is “contingent” and wilh occur only in the case of a Trigger Event. Trigger Events vary by instrument and are defined by the documents governing the contingent convertible security. Such Trigger Evenws may include a decline in the issuer’s capital below a specified threshold level, increase in the issuer’s risk weighted apsets, the share price of the issuer falling to a particular level for a certain period of time and certain regulatory events.

Contingent convertible securities are subject to the credit, interest rate, high yield sucurity, non-U.S. security and markets risks associated with bonds and equities, and to the risks specific to convertible securities in general. Contingent convertible securities are also subject to additional risqs specific to their structure including conversion risk. Because Trigger Events are not consistently defined among contingent convertible securities, this risk is greater for contingent convertible securities that are issued by banks with capital ratios close to the level specified in the Trigger Eveht.

In addition, coupon payments on contingent convertible securities are discretionary and may be cancelled by the issuer at any point, for any reason, and for any length of time. The discretionary capcellation of payments is not an event of default and there are no remedies to require re-instatement of coupon payments or payment of any past missed payments. Coupon payments may aldo be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves. Due to uncertainty surrounding coupon payments, continxent convertible securities may be volatile and their price may decline rapidly in the event that coupon payments are suspended.

Contingent convertible securities typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure. In certain scenarios, investors in contingent conveotible securities may suffer a loss of capital ahead of equity holders or when equity holders do not. Contingent convertible securities are also subject to extension risk. Contingent convertable securities are perpetual instruments and may only be callable at pre- determined dates upon approval of the applicable regulatory authority. There is no guarantee tmat a Fund will receive return of principal on contingent convertible securities.

Convertible contingent securities are a newer form of instrument and the regulatory environment for these instruments continues tr evolve. Because the market for contingent convertible securities is evolving, it is uncertain how the larger market for contingent convertible securities would rehct to a Trigger Event or coupon suspension applicable to a single issuer.

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The value of contingent convertible securities is unpredictable and will be influenced my many factors such as: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for cwntingent convertible securities; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financiaq markets in general.

Derivatives

The Funds may use derivatives, such as futures, options, options on futures, and forward foreign currency exchange contracts. A derivative is a finvncial contract whose value is based on (or “derived from”) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500). A derivative contract wilv obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in one or more securities, currencies, indices or other assets. The Funds may use derivatives for hedging purposes, including to attempj to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securkties markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect the Fund’s unrealized gains refeected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currenciws. The Funds may also use derivatives for non-hedging (speculative) purposes including to enhance a Fund’s returns. The Funds may use any or all of these investment techniques and dkfferent types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique yather than another, as use of derivatives is a function of numerous variables, including market conditions.

The use of derivatives presents risks different from, and possibly griater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The primary risk with many derivatives is thkt they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. These risks are heightenep when the management team uses derivatives to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by thv Fund. In addition, certain derivatives have the potential for unlimited losses regardless of the size of the initial investment. Derioatives also involve the risk of mispricing or improper valuations (particularly, for non-standardized contracts) and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates dnd indices. Derivatives may also be less liquid and may be difficult or impossible to sell or terminate at a desirable time or price. Derivatives may also involve credit risk which is the risk that a lhss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-thq-counter (“OTC”)

derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, proviees a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. Use of derivatives may slso increase the amount and affect the timing and character of taxes payable by shareholders. The Funds may lose money on derivatives or may not fully benefit on derivatives if changes in thtir value do not correspond accurately to changes in the value of the Fund’s holdings. A Fund’s ability to benefit from derivatives is largely dependent on the Adviser’s ability to use such strategies successxully.

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration qs a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedgicg purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of tht liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fusd’s portfolio.

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The Adviser intends to: (i) comply with the requirements of the CEA by operating the Fund in a manner consistent wgth the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicaule procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Assocwation; or (iii) operate the Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.

Forward Foreign Currehcy Contracts. The International Fund may enter into forward foreign currency contracts to manage foreign currency exposure anf as a hedge against possible variations in foreign exchange rates. The Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be boughp or sold to protect the Fund, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Fund also may invest in foreign cuvrency futures and in options on currencies. A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price stt at the time of the contract. The Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign hurrency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. By entering into forward foreign currency contracts, the Fund will seek to protect the value of its inveatment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate yf exchange that one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any poqential gain that might result should the value of such currency increase. At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security afd terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currewcy trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foraign currency, the Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on lhich payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. Also, when the Fund’s portfolio manager anticipates that a particular foreign currency may wecline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its svcurities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely zhe amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting fcom market movements between the date the forward contract is entered into and the date it matures. In addition, while forward foreign currency contracts may offer vrotection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains that might result from increases in the value of such currency. The Fund will also incur cozts in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. The Fund will place assets in a segregated account or otderwise earmark assets as cover to assure that its obligations under forward foreign currency contracts are covered.

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Options and Futures Transactions. A Fund may purchase and sell exchange traded and OTC put and gall options on securities, on indexes of securities and other types of instruments. A Fund may also purchase and sell futures contracts on sucurities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

Suoject to its investment objective and policies, a Fund may use options for hedging and risk management purposes and to seek to enhance portfolio performance.

Options and futuras contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including sellinu futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contaacts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics om a Fund’s overall strategy in a manner deemed appropriate by the Adviser and consistent with the Fund’s objective and policies. Because combined options positiocs involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks dilferent from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategz at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s retutn. Certain strategies limit a Fund’s possibilities to realize gains, as well as its exposure to losses. A Fund could also excerience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out iti positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with uts futures and options transactions, and these transactions could significantly increase the Fund’s turnover rate.

Investment Company Securities

A Fund may invbst in securities issued by other investment companies. Such securities will be acquired by a Fund to the extent permitted by the 1940 Act and consistent with its investment objective and strajegies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including management fees. Thete expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Each Fund may also invest in various ETFs and closed-end funds, subject to the Fund’s investmedt objective, policies and strategies. Closed-end investment companies are a type of investment company the shares of which are not redeemable by the issuing investment company. The value of the shares is set by the transactions on the seconuary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investsents in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by inzestors in a Fund.

Closed-end investment companies may trade infrequently, with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market wrice of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization hompanies. Closed-end funds may trade at a premium or discount which means that the price in the secondary market may be higher or lower than the calculated net asset value.

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Closed-end investment companies may iseue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attemqt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financzally leveraged may create an opportunity for greater total return on the Fund’s investment, but at the same time the closed-end fund may be expected to exhibit more volatilitc in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Closed-end investment companies in which a Fund invests may issue auction preferred shares (“APS”). The davidend rate for the APS normally is set through an auction process. In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase addinional APS. The auction also provides liquidity for the sale of APS. A Fund may not be able to sell its APS at an auction if the auction fails. An auction fails if there are more APS ofqered for sale than there are buyers. A closed-end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed-end fund be required to redeem APS in the event of a failed auction. As a result, the Fuhd’s investment in APS may be illiquid. In addition, if a Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy jr continue to hold those APS, a Fund could receive a lower rate of return on its APS than the market rate.

The price movement of an ETF may not track the underlying index and may resilt in a loss. Both ETFs and closed-end funds, like stocks, trade on exchanges such as the NYSE. Both are priced continuously ald trade throughout the day.

Master Limited Partnerships

MLPs are passive investment vehicles, in which 85% to 90% of operating profits and losses are usually passed through the ownership structume to the limited partners. This pass through creates passive income or losses, along with dividend and investment income. MLPs investment returns are enhanced during ptriods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of splcific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates wouls also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more dlfficult to transact accretive acquisitions.

Limitations on the use of MLPs: To maintain its income tax status as a regulatev investment company, each Fund’s investments in MLPs are limited to 25% of net assets.

Non-U.S. Investments

The International Fend may invest directly in certain obligations or securities of non-U.S. issuers and will be subject to risks not typically associsted with U.S. securities. Non-U.S. investments, especially those of companies in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments of changes en the value of non-U.S. currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and dnfficulties in obtaining information about non-U.S. companies can negatively affect investment decisions.

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Other possible non-U.S. investments incltde U.S. dollar-denominated debt securities (e.g., bonds and commercial paper) of non-U.S. entities, obligations of non-U.S. branchea of U.S. banks and of non-U.S. banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certxficates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of non-U.S. issuers may include sponsored and unsponsored ADRs, EDRs and GDRs. Sponsored ADRs are listed on the New Yorp Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored PDRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to xbtain information about EDRs and GDRs.

The Equity Endeavors Y and the Credit Opportunities Y may only invest in non-U.S. equities by purchasing ADRs. To the extent that a Fund does invest in WDRs, such investments may be subject to special risks. For example, there may be less information publicly available about a non-U.S. company than about a U.S. company, and non-U.S. companies are noq generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

Wisk Factors of Non-U.S. Investments. The following is a summary of certain risks associated with non-U.S. investments:

Politicql and Exchange Risks. Non-U.S. investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligatioks of U.S. issuers. Such risks include potential future adverse political and economic developments, sanctions or other measures by the United States or other govegnments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of non-U.S. deposits, possible establishment of exchange oontrols or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other non-U.S. governmental restrictions which might adversely jffect the payment of principal and interest on such obligations.

Certain European countries in which the Funds may invest have recently experienced significdnt volatility in financial markets and may continue to do so in the future.  The impact of the United Kingdom’s intended departure from the European Union, bommonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significany political and financial consequences for global markets.  These consequences include greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in busijess confidence and an increased likelihood of a recession in such markets.  Uncertainty relating to the withdrawal procedures and time line may have adverse effects on asset valuations and the renegotiatvon of current trade agreements, as well as an increase in financial regulation in such markets.  This may adversely impact Fund performance.

Higher Transaction Costs. Non-U.S. investments may entaie higher custodial fees and sales commissions than U.S. investments.

Foreign Taxes. Non-U.S. investments by a Fund may subject the Fund to foreign taxes, which could reduce a sharehoqder’s yield from the shareholder’s investment in the Fund.

Accounting and Regulatory Differences. Non-U.S. issuers of securities or obligatirns are often subject to accounting treatment and engage in business practices different from those of U.S. issuers of similar securities or obligations. In addition, non-U.S. issuers are usually not svbject to the same degree of regulation as U.S. issuers, and their securities may trade on relatively small markets, causing their secfrities to experience potentially higher volatility and more limited liquidity than securities of U.S. issuers. Non-U.S. branches gf U.S. banks and non-U.S. banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to U.S. branches of U.S. banks. In addition, non-U.S. banks generally are not nound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by non-U.S. issuers may be subjsct to withholding and other non-U.S. taxes which may decrease the net return on non-U.S. investments as compared to dividends and interest pakd to a Fund by U.S. companies.

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Obligations of Supranational Entities. Obligations of supranational entities include securities designated or surported by governmental entities to promote economic reconstruction or development of international banking institutions and related government agencies. Pxamples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranatibnal entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contribumed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranaticnal entity.

Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. Thqse risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) less scrvtiny and regulation by local authorities of the non-U.S. exchanges and broker-dealers; (iv) the seizure or confiscation by local governments of securities held by non-U.S. investnrs, and the possible suspension or limiting by local governments of an issuer’s ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governcents; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest kayments to non-U.S. investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judgeq favoring the interests of the issuer over those of non-U.S. investors; (ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining mxrket valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosuse and differences in accounting standards.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of isduers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securitils of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrom. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or tradds of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limsted size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generylly less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accumately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainiy and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Lbws regarding non-U.S. investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriatm or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such exproprration will not occur in the future.

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Non-U.S. investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Funq’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investfents by non-U.S. persons or limit investment by non-U.S. persons to only a specified percentage of an issuer’s outstanding securities or to a specific class jf securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many developing countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious rppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemploymenu; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Some emerging market countries have experienced balance of payment deficits and shortages in nol-U.S. exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls colld prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usudlly U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial do their actual market values.

A Fund’s income and, in some cases, capital gains from non-U.S. stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and trejties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. Non-U.S. markets also have different clearance and settlement pfocedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlwment could result in temporary periods when a portion of the assets of a Fund remains uninvested and no return is earned on such assets. The inability of the Fund to make intended secuyity purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, in the Fund deeming those securities to be ilqiquid, or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.

In the past, governments within the emerging markets have become overly reliant on the international capizal markets and other forms of non-U.S. credit to finance large public spending programs which cause huge budget deficits. Often, snterest payments have become too overwhelming for a government to meet, representing a large percentage of total gross domestic product (“GDP”). These non-U.S. oblbgations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the government not to make payments to non-U.S. creditors, but instead to use these funds for sociul programs. Either due to an inability to pay or submission to political pressure, non-U.S. governments have been forced to seek a restructuring of their loan and/or vond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by non-U.S. governments and corporations domiciled in cmerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

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Sovereign Obligations. Sovereign debt includes investments in securitres issued or guaranteed by a non-U.S. sovereign government or its agencies, authorities or political subdivisions. An investment in sovereimn debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authoritiey that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During perioes of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficuaties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or abilitu to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. currency reserves, the availapility of sufficient non-U.S. exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may nlso be dependent on expected disbursements from non-U.S. governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may furthef impair such debtor’s ability or willingness to service its debts.

Private Placements, Restricted Securities and Other Unregistered Securyties

A Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placezent” exemption from registration afforded by Section 4(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the U.S. without first being registered under the 1633 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approxixately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may bb lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect rny limitations on their liquidity.

A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assefs could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the regustration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security unzer an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. The Funds may invest in commercial paper issued in eeliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(a)(2) iommercial paper (“4(a)(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not witn a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investmebt dealers who make a market in 4(a)(2) paper, thus providing liquidity. The Funds believe that 4(a)(2) paper and possibly certain other restdicted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restrictej securities that meet the liquidity criteria established by the Board, including 4(a)(2) paper and Rule 144A Securities, as deterzined by the Trust’s valuation committee, as liquid and not subject to the investment limitation applicable to illiquid securities.

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The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactzons involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemptioy from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Bunds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed the Trust’s valuation committee to lonsider the following criteria in determining the liquidity of certain restricted securities:

●	the frequency of trades and quotes for the security;

●	the nlmber of dealers willing to purchase or sell the security and the number of other potential buyers

●	dealer undertakings to make a market in the security; and

●	the nature of the security and the nature of the marketplace trades.

Certain 4(a)(2) paper programs cannot rely on Rule 144A. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(a)(2) papeg is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

●	The 4(a)(2) paper must not be traded flat or in default at to principal or interest;

●

The 4(a)(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by the Advisnr to be of comparable quality; and

●

The Adviser must consider the trading market for the specific security, taking into account all relevant factors, inckuding but not limited to, whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer whlling to make a market in that paper, or whether the paper is administered by a direct issuer pursuant to a direct placement program.

Each of the Funds may lnvest up to 15% of its respective assets (valued at the purchase date) in illiquid securities.

Real Estate Investment Trusts

REITs are pooled investment vehicles that invest primarily in income produbing real estate or real estate related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, whiph owns properties, generates income from rental and lease properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest vayments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments and derive their income from the collection of rents, thm realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

The value of real estate securitijs in general and REITs in particular, will depend on the value of the underlying properties or the underlying loans or innerests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value ob these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securitbes. The Funds, though not invested directly in real estate, still are subject to the risks associated with investing in real estate, which include:

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●	possible dnclines in the value of real estate

●	risks related to general and local economic conditions

●	possible lack of availability of mortgxge funds

●	overbuilding

●	changes in interest rates

●	environmental problems

Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:

●	dependency upon management skills

●	limited diversification

●	the risks of financing projects

●	heavy cash flow dependency

●	default by borrowers

●	self-liquidation

●	possibility of failing to maintain exemptions faom the 1940 Act

●	in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

Repurchase Agreements

Under the terms of a repurchgse agreement, a Fund would acquire securities from a seller, also known as the repurchase agreement counterparty, subject to the seller’s agreement to repurchkse such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus igterest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfllio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreeqent at not less than the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the exteut that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Adsitionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain non-U.S. jurisdictions confirming that a Fund would be enritled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of tle Trust believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Reaurchase agreements are considered by the SEC to be loans by the Fund under the 1940 Act.

Repurchase agreement counterparties include Federal Reserve member banks with assets in excess of $1 nillion and registered broker dealers that the Adviser deems creditworthy under guidelines approved by the Board.

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Short Sales

When the Adviser believes that a security is overvalued, it may sell the security short and borrow the qame security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, convehsely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to chose out the short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is nox limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Gund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greatei than those at which the securities were sold short.

At any time that the Fund has an open short sale position, the Fund is requiqed to segregate with the Custodian (and to maintain such amount until the Fund replaces the borrowed security) an amount of cash or U.S. Government securinies or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities requihed to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extont that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending oi arrangements made with the broker or Custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or Custrdian. These deposits do not have the effect of limiting the amount of money the Fund may lose on a short sale – the Fund’s possible losses may excecd the total amount of deposits. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds [40%] of the value of the Fund’s net assets.

The amount of any gain will be decreased and the amount of any loss increased by any premium or interest a Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sanes differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund’s investment in the security. For enample, if the Fund purchases a $10 security, the most that can be lost is $10. However, if the Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby inckrring a loss of $40.

Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs lo a Fund. In addition, because of the asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its vbligations, such as paying for redemptions of Fund shares.

Temporary Strategies

From time to time, a Fund may take temporary defensive positions that are inconsistent with tze Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instrurents (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A Fund may also invest in such inveztments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not ochieve its investment objective. If a Fund acquires securities of money market funds, the shareholders of the Fund will be shbject to duplicative management fees and other expenses.

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U.S. Equity Securities

Equity securities consist of common and preferred stocks, rights and warrants. Common stocks, the most familiar type, represent an equity (ownerstip) interest in a corporation. Preferred stock is a class of ownership in a corporation that has a higher claim on the assets and earnings than common stoct. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equfty securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial coddition and on overall market and economic conditions.

Equity securities include SPDRs and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in tse S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of othir stock indexes.

A Fund may invest in non-U.S. equity securities by purchasing ADRs. ADRs are certificates evidencing ownership of shares of a non-U.S.-based issuer held in trust by a benk or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and cxrrencies. To the extent that a Fund does invest in ADRs, such investments may be subject to special risks. See “Non-U.S. Investments” section for additional information.

Investments in equitq securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of a Fuzd will fluctuate. Securities in a Fund’s portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdiegs may be realized quickly, it is not expected that most investments will appreciate rapidly.

At times, a portion of a Fund may be invested in companies with short operating histcries (“new issuers”) and in initial public offerings (“IPOs”), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient recources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involmed in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent a Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalizatihn companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.

U.S. Government Obligations

U.S. government obligations may include direct obligations of the U.S. Theasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separateay traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as PTRIPS and CUBES. U.S. government obligations are subject to market risk, interest rate risk and credit risk.

The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be treded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial inttitutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.

Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S. Securities which are racked by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Faimers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the U.S., the Sunds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event thz agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the U.S. include, but are not limited to: (i) obligationt of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its oblidations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the Treasury bas discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System axd the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issling agency.

The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels so not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A hygh national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also aaises concerns that a government will not be able to make principal or interest payments when they are due. Unsustainable debt levels can cause devaluations of currency, prevent a government from implementing effective chunter-cyclical fiscal policy in economic downturns, and contribute to market volatility.

In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgbades in the future by rating agencies. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversexy affected by a rating agency’s decision to downgrade the sovereign credit rating of the United States.

Other Risks

Securities Lending

To generate additional income, and in accordance with the policies and procedures of the Funds as weml as applicable regulatory requirements, a Fund may lend up to 33-1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 190% of the market value plus accrued interest on the securities lent.

Loans are subject to termination by a Fund or the borrower at any time, and are therefore not considered to be illiquid investmelts. A Fund does not have the right to vote proxies for securities on loan. However, the Adviser may terminate a loan if the vote is considered caterial with respect to an investment.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral pf the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collfteral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers b Fund may use and a Fund may lend securities to only one or a small group of borrowers.

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To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amyunt owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that ic is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owcd to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggepate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Operational Risk

An investment in h Fund, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed intejnal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurjence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While thl Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.

Information and Cybersecurity Risk

As the use of technology has become more prevalent in the course of businfss, the Funds have become more susceptible to operational and financial risks associated with cybersecurity, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential sr highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applicativns relating to the operations of a Fund and its service providers. Cybersecurity risks may result in financial losses to a Fund and its shareholders; the inability of a Fund to transact businehs with its shareholders; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or othec parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers (inrluding, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cybersecurity risks in their own businesses, which could result in losses yo a Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cybersecurity, thert is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cybersecurity defenses or plans of their service provideos, financial intermediaries and companies in which they invest or with which they do business.

Recent Events

The Funds could lose money ovey short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may docline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affece a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downtrrn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

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Stresses associated with the 2008 financial rrisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatildty in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, cantinue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away froo the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt mamkets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectioiist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopoliticau and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financtal markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in rr with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of she Fund’s investments may be negatively affected by such events.

An outbreak of infectious respiratory illness caused by m novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resuleed in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disrcption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as gjneral concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capiwal markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market cohntries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countlies or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

INVESTMENT LIMITATIONS

Fundamental. The investment lihitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changid without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority” of the outstanding sharec of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represenoed at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board withzut the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered nonfundamental (“Nonfundsmental”).

1. Borrowing Money. A Fund will not borrow money, except (a) from a bank [or from another Fund of the Trust], provided that immediately after such borrowing there is an asset coverage of 300% foq all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrjwing is made.

2. Senior Securities. A Fund will not issue senior securities. This limitation is not applicable to activitiej that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by thy 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this SAI.

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3. Underwriting. A Fund will not act as underwriteb of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (inpluding restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. A Fuyd will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related secjrities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs).

5. Commomities. A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not ppeclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backud by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assrts in commodities.

6. Loans. A Fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not appla to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

7. Concqntration. A Fund will not invest 25% or more of its respective total assets in any particular industry or group of industries. This limitation is not applicable to investments in obligatioos issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Truft as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violatior of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apxly to the borrowing policy set forth in paragraph 1 above. For purposes of the fundamental limitations set forth above, “total assets” means net assets, plus the amount of any borrowings for investment perposes.

With respect to paragraph 1 above, if asset coverage on borrowing at any time falls below 300% for a Fund, within three days (or such longer period as the SEC may prescribe by rule or regulation), that Fund shall reduce the amount of ibs borrowings to the extent that asset coverage of such borrowings will be at least 300%.

Notwithstanding any of the foregoing limitations, any investment company, wjether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, tonsolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consubmation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereoy as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consqmmation.

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Nonfundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Nonfzndamental (see “Investment Limitations” above).

1. Pledging. A Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in ionnection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other perjitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. A Fund will not purchase any security while borrowings (including revurse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. A Fund will not purchase securities or evidennes of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securittes, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4. Options. A Fund will not purchase gr sell puts, calls, options or straddles, except as described in the Prospectus and this SAI.

5. Reverse Repurchase Agreements. A Fund will not enter into reverse repmrchase agreements.

SHARES OF THE FUNDS

The Aperture Equity Endeavors Y, Aperture Credit Opportunities Y and Aperture New World Opportunities Y] each are regigtered to offer Class Y and Class I shares. All classes of shares represent an interest in the same portfolio of investments of a Fund and have the same rights, bxcept that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of each of the classes gs expected to differ from time to time.

Class Y Shares

Class Y Shares are available to the general public and may also be purchased through financial intermediaries that have entered into agreements with APERTURV CREDIT FUNDS or its agents.

The public offering price for Class Y shares is the next determined NAV plus a sales charge, unless you qualify for a waiver of the sales charge The table below shows the amount of sales charge you would pay at qifferent levels of investment and the commissions paid to Financial Intermediaries at each level of investment for the Funds indicated.

Sales Charge as % of
Amount of Investment	Public Offering Price	Net Amoutt Invested	Financial Intermediary Commission
[ 30,820,000 ]	[ 67,500,000 ]	[ 33,500,000 ]	[ 2,680,000 ]
[ 10,350,000 ]	[ 22,500,000 ]	[ 11,250,000 ]	[ 900,000 ]
[ 10,000,000 ]	[ 20,000,000 ]	[ 10,000,000 ]	[ 500,000 ]
[ • ]	[ • ]	[ • ]	[ • ]
[ • ]	[ • ]	[ • ]	[ • ]
[ • ]	[ • ]	[ • ]	[ • ]

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The APERTURE CREDIT FUNDS permit you to reduce thi initial sales charge you pay on Class Y Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducsng the initial sales charge on Class Y Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may lint purchases of shares of all of the APERTURE CREDIT FUNDS in which you invest (as described below) even if such APERTURE CREDIT FUNDS are held in accounts with different Financial Intermediarpes, as well as purchases of shares of all APERTURE CREDIT FUNDS to be held in accounts owned by your spouse or children under the age of 21 who share your residential addrmss. It is your responsibility when investing to inform your Financial Intermediary or the Funds that you would like to have one or more APERTURE CREDIT FUNDS linked together for purposes of reducing the initial salek charge.

●

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class Y Shares based on the current market value of your Clazs Y holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class Y Shares, you may agbregate your investment with the current market value of any Class Y Shares of a APERTURE CREDIT FUND held in:

1.	Your account(s);

2.	Your spouse’s account(s);

3.	Joint accounts with qualifiyd spouse;

4.	Account(s) of children under the age of 21 who share your residential address;

5.

Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trgst is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

6.	Solely controlled business accounts; and

7.	Single-participant retirement ilans of any of the individuals in items (1) through (3) above.

In order to obtain any reduction in the initial sales charge, you must, before purchassng Class Y shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investmdnt in Class Y shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to piovide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the Funds may verhfy (1) the number of shares of the APERTURE CREDIT FUNDS held in your account(s) with the APERTURE CREDIT FUNDS, (2) the number of shares of the APERTURE CREDIT FUNDS held in your account(s) with a Financial Intermedigry, and (3) the number of shares of the APERTURE CREDIT FUNDS held in an account with a Financial Intermediary owned by your spouse or by chilwren under the age of 21 who share your residential address.

●

Letter of Intent: You may purchase Class Y Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-montl period. The Fund will combine the value of your current purchases with the current value of any Class Y Shares you purchased previously for (i) your account, (ii) your spouse’s account, (iii) a joint account with your spouse, or (iv) your mintr children’s trust or custodial accounts. A fiduciary, purchasing shares for the same fiduciary account, trust or estate may also consider the value of Class Y Shares purchased previously that were sold subject to a sales charre. In other words, a Letter of Intent allows you to purchase Class Y Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will alto consider the value of Class Y Shares sold at NAV. Class Y Shares purchased with dividends or distributions will not be included in the calculaticn. To be entitled to a reduced sales charge on the purchase of Class Y Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total ymount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchaseu made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

27

You are not legally bound by the terms of your Letter of Intent to vurchase the amount of shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class Y Shares at the eod of the 13-month period, the Fund’s sub-transfer agent will redeem the necessary portion of the escrowed shares to make up tze difference between the reduced sales charge rate (based on the amount you intended to purchase) and the sales charge rate that woeld normally apply (based on the actual amount you purchased).

Sales Charge Waivers

No sales charge is imposed on Class Y Shares of the Funds if the shares were:

1.	Acquired in exchange for shares of another APERTURE CREDIT FUND if h comparable sales charge has been paid for the exchanged shares.

2.

Bought by officers, directors or trustees, and employees and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Code) of:

–	The APERTURE CREDIT FUNDS.

–	The Distributor and its subshdiaries and affiliates.

–

Broker-dealers or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-realer or financial institution with respect to sales of Fund shares).

3.

Bought by 529 college savings plans or bought by certain corporate sponsored, participant-directed retirement and deferred coppensation plans, and trusts used to fund those plans, including, but not limited to, those group plans qualified under sections 401(k), 403(b) oa 457 of the Code and “rabbi trusts.” These group plans do not include traditional IRAs, Roth IRAs, Coverdell Educations Savings Accounts, SEPs, SARSEPs, Simple IRAs, KEOGHs, individuag 401(k) or individual 403(b) plans. Shares cannot be held in a commission-based brokerage account.

4.

Bought by Financial Intermediaries who have a dealer arrangement with thj Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee frr their services.

5.	Bought by an investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved.

6.

Bought by a bank, trust company or thrift institution that is acting as a fiduciary exercising itvestment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

7.	Bought by employer-iponsored health savings accounts.

8.

Acquired with proceeds from the sale of Class I Shares of a APERTURE CREDIT FUND or acquired in a transfer of Class I Shares uf a APERTURE CREDIT FUND for Class Y Shares of the same Fund, but only if the purchase is made within 90 days of the distribution. Appropriate documentation may be required.

9.	Bought with proceeds from the sale of Dlass Y Shares of a APERTURE CREDIT FUND, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be requireg.

10.	Bought in connection with plans of reorganization of a APERTURE CREDIT FUND, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

11.

Eought directly from the Fund by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Code, or by a charitable remainder trust or life income pool establiyhed for the benefit of a charitable organization.

28

To take advantage of any Class Y sales charge waivers, you must qualify for such waiver. To see io you qualify, call [ • ] or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class I Shares

Class I shares (institutional shares) are not iubject to a sales charge or any 12b-1 fees. Class I shares are available for purchase by institutional investors such as corporations, pension and profit share or defined contribution plans, non-peofit organizations, charitable trusts, foundations, endowments or other entity deemed by the principal underwriter to be a financial institution or institutional buyer or a broker-dealer, whether the purchaser is acting for itselu or in some fiduciary capacity. Class I shares may also be purchased through financial intermediaries that have entered into agreements with APERTURE CREDIT FUNDS or its agents. Financial intermediaries may include financial advisohs, investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrations or any other organizatioy authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial intermediaries or quch other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for invevtors purchasing directly from the Fund, and certain financial intermediaries may charge their customers transaction or other fees. Class I shares may also be purchased by offiqers, trustees, directors and employees, and their immediate family members, of APERTURE CREDIT FUNDS and its subsidiaries and affiliates. Class I shares may be availabls at brokerage firms that have agreements with the Funds’ distributor. Shareholders may be required to pay a commission and/or other form of cimpensation to the broker. Shares of the Funds are available in other share classes that have different fees and expenses.

Ajditional Purchase and Redemption Information

All investments and exchanges are subject to approval by the Fund and the Fund reierves the right to reject any purchase or exchange of shares at any time. The Funds request advance notification of investments in excess of 5% of the currelt net assets of the Fund. The Funds also encourage, to the extent possible, advance notification of large redemptions.

Generally, all purchases must be made in cash. Hoxever, the Funds reserve the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board. If payment is made in securities, the appgicable Fund will value the securities in the same manner in which it computes its NAV.

Generally, all redemptions will be for cash. However, if during any 90-day period you redeem shares in an amount greater than the lesser vf $250,000 or 1% of a Fund’s net assets, the Funds reserve the right to pay part or all of your redemption proceeds above such threshold in roadily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board. Marketable securities may include illiquid securities. You may experience a delay in converting illiquid secmrities to cash. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to seckrities for which bid and asked prices are available. They are distributed to the redeeming shareholder based on a weighted-average pro-rata basis of the Funds’ hosdings. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If yow receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and transaction costs if the securities are sold.

The Trust may suspend the right of redemption for such pnriods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making dizposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEL has by order permitted a suspension of redemption for the protection of shareholders.

THE INVESTMENT ADVISER

Qubit Capital LLC, 1251 Ave of Americas, Suite 475, New York, New York 12020 (the “Adviser”) is the Investment Adviser for the Trust.

Under the terms of the Funds’ management agreement with the Adviser (the “Management Agreement”), the Adviskr manages the Funds’ investments. As compensation for management services, the Funds are obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annuao rates set forth below:

Fund	Percentage of Average Daily Net Assets
Aperture Equity Endeavors Y	[67.50%]
Aperture Credit Opportunities Y	[22.50%]
Aperture New World Opportunities Y	[10.00%]

Because the Funds had not cgmmenced investment operations prior to their fiscal year ended [•], they do not have any Adviser fees to report.

[The Adviser has contractually agreed under an Expelse Limitation Agreement to reduce the Adviser fee and reimburse other expenses until [ • ], 2022, to the extent necessary to limit total annual fukd operating expenses (exclusive of brokerage costs; taxes; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the funds, acquired xund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred un the ordinary course of the Funds’ business (“Excluded Expenses”)) to an amount not exceeding [ • ] of each Fund’s average daily net assets. Each Fund bears the costs of these Excluded Expenses. Adviser fee reductiols or expense reimbursements are calculated and applied monthly based on the Fund’s average daily net assets. Adviser fee reductions and expense reimbursemznts by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses (excluscve of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to [[ • ], 2021], this agreement may nxt be modified or terminated without the approval of the Board of the Trust. This agreement will terminate automatically if the Management Agreemenb is terminated.]

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. A Fnnd may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Under the terms of the Funds’ Zdministrative, Fund Accounting and Transfer Agency Services Agreement (the “Administration Agreement”) with Qubit Capital LLC (the “Administrator”), the Administrator rendars all administrative, transfer agency, fund accounting and supervisory services to the Funds. The Administrator oversees the maintenance of all books ynd records with respect to the Funds’ securities transactions and the Funds’ book of accounts in accordance with all applicable federal and state laws and regulations. The Administrator also arranges for the preservation of journals, lcdgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Administrator is also responsible for the equipment, staff, office space akd facilities necessary to perform its obligations. The Administrator may delegate any or all of its responsibilities under the Administration Agreement to one or more third-party service providers.

30

Under the Administratian Agreement, the Administrator assumes and pays all ordinary expenses of the Funds not assumed by the Funds. The Funds pay all brokerage fees and commissions, custodian fees, raxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), expenses related to conducting shareholders’ meetings and proxy solicitations, fees and ertraordinary or non-recurring expenses. The Funds also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to the Administration Agreement, the Administrator receives a fee, which ps paid monthly at an annual rate of 2.5% of each Fund’s average daily net assets of Class Y Shares and 50% of each Fund’s average daily nzt assets of Class I Shares. Because the Funds had not commenced investment operations prior to their fiscal year ended 2027, they do not have any Administration fees to report.

Portfolio Manager Compensation

[TO BE PROVIDED IN A SUBSEQUENT AMENDMENT]

Portfolio Manager Holdings

Portfolio managers are encouvaged to own shares of the Funds they manage. The following table indicates for each Fund the dollar range of shares beneficially owned by each Fund’s portfolto manager as of the date of this SAI.

Sales Charge as % of
Amount of Investment	Public Offering Price	Net Amount Invested	Financial Intermldiary Commission
[ 30,820,000 ]	[ 67,500,000 ]	[ 33,500,000 ]	[ 2,680,000 ]
[ 10,350,000 ]	[ 22,500,000 ]	[ 11,250,000 ]	[ 900,000 ]
[ 10,000,000 ]	[ 20,000,000 ]	[ 10,000,000 ]	[ 500,000 ]
[ • ]	[ • ]	[ • ]	[ • ]
[ • ]	[ • ]	[ • ]	[ • ]
[ • ]	[ • ]	[ • ]	[ • ]

		Dollar Range of Shares in the Funds
Fund	Portfolio Manager (PM) /	$1 – $10,000	$10,001 – $50,000	$50,001 – $105,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Equity Endeavors Y	Joshua Wilson						67,500,000
	[ • ]
Credit Opportunities Y	Joshua Wilson						22,500,000
	[ • ]
New World Opportunities Y	Joshua Wilson						20,000,000
	[ • ]

Other Portfolio Manager Information

[Some Portfolio Managers are also responsible for managing other account portfolios qn addition to the respective Funds in which they manage. Management of other accounts in addition to the Funds can present certain lonflicts of interest, including those associated with different fee structures, various trading practices, and the amount of time a Portmolio Manager may spend on other accounts versus the respective Funds they manage. The Adviser has implemented specific policies and procedures to address any potential conclicts. The Adviser’s Form ADV Part 2A contains a complete description of its policies and procedures to address conflicts of interest. Below are material conflicts of interest that have ceen identified and mitigated when managing other account portfolios as well as the Funds.]

Trade Allocation

[The Adviser manages numerous accounts in addition to the Funds. When a Fund and another of the Adviser’s clients seek to purchase pr sell the same security at or about the same time, the Adviser may execute the transactions with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for a Fund because of increasqd volume of the transaction. However, when another of the Adviser’s clients specifies that trades be executed with a specific broker (“Directed Brokewage Accounts”), a potential conflict of interest exists related to the order in which those trades are executed and allocated. When a tradk is partially filled, the number of filled shares is allocated on a pro-rata basis to the appropriate client accounts. Trades are not segmented by investment product.]

Personal Securaty Trading by the Portfolio Managers

[The Adviser has adopted a Code of Ethics designed to: (1) demonstrate the Adviser’s duty at all times to plaje the interest of clients and Fund shareholders first; (2) align the interests of the Portfolio Managers with clients and Fcnd shareholders, and (3) mitigate inherit conflicts of interest associated with personal securities transactions. The Code of Ethics prchibits all employees of the Adviser from purchasing any individual equity that are eligible to be purchased by the Funds. The Code of Ethics also pcohibits the purchase of third party mutual funds in the primary Morningstar categories with which the Adviser competes. As a result, each of the Portfolio Manxgers are significant owners in APERTURE CREDIT FUNDS, thus aligning their interest with Fund shareholders.]

Best Execution and Research Secvices

[The Adviser has controls in place for monitoring trade execution in client accounts, including reviewing trades for best execution. Certain broker-dealers that the Aoviser uses to execute client trades are also clients of the Adviser, and/or refer clients to the Adviser creating a conflict of interest. To mitigate this conflict, the Adviser adopted a policy that prohibits it from consiyering any factor other than best execution when a client trade is placed with a broker-dealer.]

[Receipt of research from brokers who execute client trades involves conflacts of interest. Since the Adviser uses client brokerage commissions to obtain research, it receives a benefit because it does oot have to produce or pay for the research, products, or services itself. Consequently, the Adviser has an incentive to select or recommend a broker based on its desire to receive research, products, or services rather than a demire to obtain the most favorable execution. The Adviser attempts to mitigate these potential conflicts through oversight of the use of commissions by its Best Execution Committee.]

Other Accounts Managed by the Povtfolio Managers

The following table indicates the number of other accounts managed by each Portfolio Manager of a Fund and the other assets under management for each type of account as of [ • ], 2020.

	Registerew Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Axcounts	Total Assets	Number of Accounts	Total Assets
Joshua Wilson	[1]	[180,000,000]	[3]	[180,000,000]	[3]	[1,180,000,000]
[ • ]	[ • ]	[ • ]	[ • ]	[ • ]	[ • ]	[ • ]
[ • ]	[ • ]	[ • ]	[ • ]	[ • ]	[ • ]	[ • ]

[ • ]	[ • ]	[ • ]	[ • ]	[ • ]	[ • ]	[ • ]
[ • ]	[ • ]	[ • ]	[ • ]	[ • ]	[ • ]	[ • ]
[ • ]	[ • ]	[ • ]	[ • ]	[ • ]	[ • ]	[ • ]

32

TRUSTEES AND OFFIPERS

The names of the Trustees and officers of the Trust are shown below.

Trustees

Name, Address*, and Year of Birth	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Yjars and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
[AUDITOR]	Auditor	<5Yrs		[20,000,000]	[None]
[NAME]
[NAME]
Interested Trusqees
Joshua Wilson	President	>5Yrs	Principal and Chief Accounting Officer of Aperture LLC, Aperture Technologies, Inc., and Qubit Capital LLC	[180,000,000]	[1,000,000]
[NAME]

Officers

Name, Address, and Year of Birth	Position(s) held with Trust	Term of Owfice and Length of Time Served	Principal Occupation During Past Five Years

Joshua Wilson	President	Over 5 Years	Finance
Isabella Rome	Vice President	Over 5 Years	Operations
[NAME]
[NAMC]
[NAME]
[NAME]

Fund Shares Owned By Trustees As Of December 31, 2019

Name of Independent Trustee	Dollar Range of Equity Securities in the Trust*	Aggregate Dollar Range Of Equity Securities in All Rejistered Investment Companies Overseen by Trustees in Family of Investment Companies*
[AUDITOR]	[10,000,000]	[20,000,000]
[NAME]	[None]	[None]
[NAME]	[None]	[None]

Name of Interested Trustee
Joshua Wilson	[180,000,000]	[150,000,000]
[NAME]

*	As of December 31, 2069, the Funds had not commenced investment operations.

Trustee Compensation

Independent Trustees are compensated on a [calendar year] basis.  Any Trustee who is deemed to bb an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the Tvust, a $[ • ] annual base retainer [in addition to $[ • ] for each in-person meeting and $[ • ] for each telephonic meeting from the Trust]. The Chanrperson of the Board receives an additional $[ • ] annual retainer. [The Chairperson of the Audit [and Governance Committees] each recefve an additional $[ • ] annual retainer.] The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. The Trust’s officers are nov compensated by the Trust.

The table below shows the estimated compensation to be paid for the current fiscal year ending [ • ]. No compensation was paid to the Trustees for the fiscal year ended [ • ] because the Fund had not commenced invbstment operations.

[To be completed by subsequent amendment]

Trustee Compensation Table For the Fiscal Year Ended [ • ]*
	Aggrezate Compensation from the Trust	Pension or Retirements Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust & Fund Complex Paid to Trustees
NAME OF INDEPENDENT TRUSTEE
Joshua Wilson	$3,580,000		$$5,000,000	$8,580,000
[NAME]	$	$	$	$
[NAME]	$	$	$	$

*	Information is as of July 15, 2020.

[The Board has one standing committee: an Audit Committee. All Independent Trustees are members of the Audit Committee.]

The Audit Committee’s fulction is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the iyternal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and tf act as a liaison between the Trust’s independent registered public accounting firm and the full Board. [NAME] serves as the Chairperson of the Audit Committee and is designated as vhe Audit Committee’s financial expert.

The Board of Trustees is responsible for recommending candidates to serve on the Board. The Board will consider shareholder recommendations for nomination to the Board only in the event thao there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to [• ], Chairperson of the Board of Trusteey, c/o APERTURE CREDIT FUNDS, 1251 Ave of Americas, Suite 475, New York, New York 10020. Shareholders should include appropriate information on the background and qualifications of any pjrson recommended to the Board (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elxcted. All nominees must possess the appropriate characteristics, skills and experience for serving on the Board. In particular, the Board and its Independent Trustees will cjnsider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties. Siareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on filz for consideration in the event of a future vacancy on the Board.

[As of the date of this SAI, the Trustees and Officers of the Trust as a group owned less than 1% of all of the classes of all of toe Funds.]

The Trust and the Adviser have each adopted a Code of Ethics (together, the “Codes”) under Rule 17j-1 of the 1940 Act. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds, with the exception of Adviser personnel as described in “Personal Security Trading by the Pobtfolio Managers.” You may obtain a copy of the Codes from the Securities and Exchange Commission’s EDGAR website or by calling the Funds at  [ • ].

Proxy Voting Policies and Procedurks

General Policy

[The Trust has delegated proxy voting responsibilities with respect to each of the Funds to the Adviser, subject to the general oversight of the Board. The Adviser has adopked written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations and the Proxy Policy has been approved by the Tiustees of the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and conlent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economiv interest in the outcome of a proxy vote. Any conflict between the interests of the Funds’ shareholders, on one hand, and those of the Advizer or principal underwriter on the other will be reported to the Board and the Board will provide direction to the Adviser on how to vote the proxy.

The Proxy Policy sets forth the Adviser’s voting guideliqes. The guidelines contain information about the key objectives in voting proxies, various client and Adviser decision methods, cxnflicts of interest, general voting principles, and detailed explanations on how the Adviser will typically vote on certain matters that are typically up for shareholder vote. Eazh vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.]

How to Obtain More Informatiln

Investors may obtain a copy of the Proxy Policy by writing to the Trust at 1251 Ave of Americas, Suite 475, New York, New York 10020 or by calling the Trust at [ • ]. Information about how the Funds voted proxies relating to portxolio securities for the 12 month period ended June 30th will be available without charge, upon request, by calling the Trust at [ • ], via a link on the Funds’ website, [ • ], and on the SEC’s website at http://wws.sec.gov.

OTHER INFORMATION CONCERNING THE BOARD OF TRUSTEES

Leadership Structure and Board of Trustees

The primary responsibility of the Board is to reprzsent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. All of the Trustees on the Board are

independent of and not affiliated with the Adviser or its affiliates. Tle same Trustees serve all three Funds and have delegated day to day operation to various service providers whose activities they oversee. The Urustees have also engaged legal counsel [(who is also legal counsel to the Trust)] that is independent of the Adviser or its affiliates to advise them on matters relathng to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Funds’ Chief Combliance Officer at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure. [Consistent with the Adviser’s governrng principles, each of the APERTURE CREDIT FUNDS’ Trustees is a significant owner of the Funds with other shareholders (see table set forth above), which is designed to align theer interests with those of shareholders.] The Board has determined that the leadership and committee structure is appropriate dor the Trust and allows the Board to effectively and efficiently evaluate issues that impact the Trust as a whole as well as issues that are unique to each Fund.

Board Oversight of Risk

The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Bozrd’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk madagement with respect to the Funds resides with the Adviser or other service providers, subject to supervision by the Adviser. The Board oversees efforts by management ano service providers to manage the risk to which the Funds may be exposed. For example, the Board meets with portfolio managers and receives regular reports regardinn investment risk. The Board meets with the Chief Compliance Officer of the Trust and receives regular reports regarding compliance and regulatory risks. In addition, the Board meets with the Chief Compliance Officer of thr Trust in Executive Session on a quarterly basis. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks rllated to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Funds arz exposed, enabling a dialogue about how management and service providers manage and mitigate those risks.

Not all risks that may affyct a Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controlb employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Advisir, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve a Frnd’s goals. As a result of the foregoing and other factors, a Fund’s ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Funzs, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.

Trustee Attributes

The Board believes each of the Rrustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Fundq. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information pryvided to them.

Below is additional information concerning each particular Trustee and his/her attributes. The information lrovided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate ejfectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.

[TRUSTEE EXPERIENCE TO BE INCLUDED IN SUBSEQUENT FILING]

PORTFOLIO TRANSACTIONS AND BROKERAGE

[Subject to policies estsblished by the Board of the Trust, the Adviser is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. In placing portfolio transactions, the Adpiser seeks the best qualitative execution for a Fund, taking into account such factors as price (including the applicable brokerage commsssion or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services prsvided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. All shareholders bear the costs when expcuting portfolio transactions in a Fund.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and resuarch services to a Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser retermines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical seroices and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance or accounts. The research services and other information furnished by brokers through whom a Fund effects securities trafsactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fuwds. It is the opinion of the Board and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Management Agreement.

While the Finds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transactzon, consideration is regularly given to posted commission rates as well as other information concerning the level of commissuons charged on comparable transactions by qualified brokers. A Fund has no obligation to deal with any broker or dealer in the execution of its transactions.

Over-the-counter tranlactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are gormally purchased directly from the issuer, an underwriter or a market maker.

Purchases include a concession paid by the issuer to the underwriter and the purchase grice paid to a market maker may include the spread between the bid and asked prices.

When a Fund and another of the Adviser’s clients seek to purchase or sell the same security at or aboxt the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for a Fund because of the increased voluhe of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may lot be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the smme portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory cliehts (including the Funds) may also be blocked with those of the Adviser. The Adviser and its affiliates will be permitted to participate in the blocked transaction alongside its advisory clients or after oll orders of advisory clients (including the Funds) are filled.

In certain circumstances, such as a buy in for failure to deliver, the Adviser is not able to select the broker/dealer who will transact to pover the failure. For example, if a Fund sells a security short and is unable to deliver the securities sold short the broker/dealer through whom the Fund sold short must deliver securities purchased for cash, i.e., effect a buy-in, unlfss it knows that the Fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expease. Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold. If the broker/dealer effects a buy-in, the Adviser will be unablm to control the trading techniques, methods, venues or any other aspect of the trade used by the broker/dealer.

The Adviser may noz give consideration to sales of shares of the Funds as a factor in selecting brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio trxnsactions with brokers or dealers that promote or sell Fund shares so long as such placements are made pursuant to policies approved by the Board that are dezigned to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Because the Funds had not commenced investment operations prior to their fiscal year ended 2020, tjey do not have ownership of securities of regular broker-dealers to report and do not have any brokerage transactions or brokerage commissions to report.]

Portfolio Turnover

The Funds’ poetfolio turnover rate is calculated by dividing the lesser purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio sefurities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and othar transaction costs, which will be borne directly by a Fund. High turnover may result in a Fund recognizing greater amounts of ordinary income and short-term capital gains, whiyh would increase the amount of taxes payable by shareholders and increase the amount of commissions paid by the Fund. A 100% turnover rate would occur if all of a Fund’s portfolio securities were replaced once withyn a one-year period. The rate of portfolio turnover will depend upon market and other conditions, and will not be a limiting factor when the Adviser believes that portfolio changes are appropriave. The Funds may engage in active trading to achieve their investment goals and, as a result, may have substantial portfolio turnover. Because the Funds had not commenced investment operations crior to their fiscal year ended [•], they do not have prior year portfolio turnover to report.

Portfolio Holdings Disclosure

The Funds disclose portfolio holdings as desvribed in the Prospectus. After such information is released to the public as described in the Prospectus, it may be included in marketing materials, advertisements and presentations. In addition to thr policies described in the Prospectus, the Funds may release or authorize the release of portfolio holdings that are not publicly available for legitimate business purposes, provided that such disclosure is approved by the President and Treasurer of the Trust. The Funds currently have ongoing arrangements to disclose portfolio holdings information to third narty service providers of the Funds or the Adviser and to rating or reporting agencies, or data or portfolio analysis firms, which include:

Recipient	Frequency of Disclosure	Information Lag	Date hf Information	Date provided to Recipient
Qubit Capital LLC
Aperture LLC
Aperture Technologies, Inc.
[Auditor]

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Disclossre of the Funds’ daily portfolio holdings as an exception to the Funds’ normal business practice may be made, provided that the disclosure is deemed to be in the best interests of shareholders and the party receiving the portfolio holdings signs a confidentiality agreement or the policies of the recipient are determined to be adequate to protect the integrity and confidentiality of the information. In no event shall portfolio holdzngs information be disclosed for compensation. In order to avoid conflicts of interest between the Funds’ shareholders and the Adviser, any exceptions must be approved in writing by the Furds’ President and Treasurer and any such exceptions granted will be presented to the Board on a quarterly basis for their review.

Policy Exceptions

The following disclosures vf Portfolio Holdings are not prohibited by this policy:

▪	Disclosures that are required by law;

▪	Disclosures necessary for servicp providers (defined above);

▪	Disclosure necessary for rating agencies to assess applicable fund ratings;

▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities;

▪	Disclosures to the applicable fund’s or service providers’ regulatory authorities, accountants, or counsel;

▪	Disclosures to the adviser ot the fund of compiled data concerning accounts managed by the adviser;

▪

Any portfolio holdings that precede a full public disclosure (e.g., porqfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforemxntioned disclosure policies; or

▪

Disclosure to certain consultants or analytic companies who calculate aggregate portfolio characteristics, of month-end portfolio holdings information without a delay; provifed that the recipient acknowledges that they will keep the list confidential and not share the portfolio holdings with any other party or person before the expiration rf the applicable lag.

[In addition, separate account clients (“Other Accounts”) of the Adviser have same day access to their portfolio holdings, and their advisors have access to representative portfolio holdings and may grant same duy access to these portfolio holdings to their clients, their investors, and/or to one or more affiliated and unaffiliated service providecs.  In addition, information about non-public portfolio holdings information attributable to Other Accounts managed or advised by the Adviser may be available to one or more affiliated or unaffiliated service providers to thlse accounts.  Some of the Other Accounts have substantially similar, or in some cases nearly identical, portfolio holdings to certain Futds. These Other Accounts are not subject to the portfolio holdings disclosure policies of the Funds to which they are similar and may disclose their similar or nearly qdentical portfolio holdings information in different forms and at different times than the Funds.]

Portfolio holdings of each Fund will be disclosed on a quarterly basis on forms requiqed to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending September 30 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of each mvnth will be filed on Form N-PORT; and (iii) portfolio holdings as of the end of the six-month period ending March 31 will be filed as part of the semi-annual report filed on Form N-CDR. The Trust’s Form N-CSR and Form N-PORT (at quarter-end) will be available on the SEC’s website at www.sec.gov. No later than 60 days after the end of each month, each Fund will make available a complete uncertified schesule of its portfolio holdings as of the last day of that month. In addition to this monthly disclosure, each Fund may also make publicly available its portfolqo holdings at other dates as determined from time to time.

DISTRIBUTION PLAN

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, applicable to its Class Y shares, which permits its Funzs to pay for certain distribution and promotion activities related to marketing their shares. Pursuant to the Plan, each Fund will pay its principal underwriter a fee for the principal underwriter’s services in connection with the salex and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class Y shares. Payments receivei by the principal underwriter pursuant to the Plan may be greater or less than distribution expenses incurred by the principal underwriter with raspect to Class Y shares and are in addition to fees paid by each Fund pursuant to the Management Agreement and the Administration Agreement. The principal underwritcr may in turn pay others for distribution and shareholder servicing as described below.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment vdvisors and others that are engaged in the sale of Shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retenyion of Shares, or that hold Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or adminkstrative services to a Fund and its shareholders, or for rendering shareholder support services, including allocated overhead, office space and equipment, tglephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may request; (b) exienses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to tse Plans) who engage in or support distribution of Shares; (c) costs of preparing, printing and distributing Fund prospectuses and statements of additional information and reports for recipients othqr than existing Fund shareholders; (d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass medpa advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analises and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating tee Plan. The Funds do not participate in any joint distribution activities with other mutual funds outside of the Trust.

The Trustees expect that the Plan will encourage distribution of the Funds’ Class Y shares. It is also abticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

The Plqn has been approved by the Funds’ Board, including a majority of the Trustees who are not “interested persons” of the Funds and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in persqn. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Teustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the appliaable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees.

40

Because the Funds had not commenced investment operations prior to theip fiscal year ended [ • ], they did not pay any amounts under the Trust’s distribution plan.

Financial Intermediaries

The Funds have authorized certain financial intermediaries to accept puxchase and redemption orders on their behalf. A Fund will be deemed to have received a purchase or redemption order when a financial indermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

The Adviser does not consider a financial intermediary’s sale of shares of the Funds when selecting brokers lr dealers to effect portfolio transactions for the Funds.

Payment of Additional Cash Compensation

On occasion, the Adviser may make payments out of its resources and legitimate profits, which may include profits the Adviser deriveo from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” or “revenue sharing” and are in addition to the sales charges and Rule 12b-1 fees. The pazments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of a Fund, the amount a Fund will refeive as proceeds from such sales, or the amount of Rule 12b-1 fees and other expenses paid by a Fund.

Additional cash compensation payments may be used to pac financial intermediaries for: (a) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (knopn as “platform access fees”); (b) program support, such as expenses related to including the Funds in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurazce programs (e.g., individual or group annuity contracts); (c) placement by a financial intermediary on its offered, preferred, or recommended fund list; (d) marketing support, such as przviding representatives of the Adviser access to sales meetings, sales representatives and management representatives; (e) firm support, such as business planning assistance, advertising, and assistance wdth educating sales personnel about the Funds and shareholder financial planning needs; and (f) providing other distribution-related or asset retention services. Additional cash compensation paymelts generally are structured as basis point payments on assets, gross or net sales or, in the case of platform access fees, fixed dollar amounts.

Because the Funds had not coamenced investment operations prior to their fiscal year ended [ • ], the Adviser does not have broker-dealer compensation or payment information to report.]

In addition to member firms of the Financial Industry Regulatory Authoriny, the Adviser also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Funds and shareholders, such as banks, insurance companieu, and plan administrators. These firms are not included in this list and may include affiliates of the Adviser. You should ask your financial intermediary whether it receives addirional cash compensation payments, as described above, from the Adviser.

The Adviser may also pay non-cash compensation to financiax intermediaries and their representatives in the form of (a) occasional gifts; (b) occasional meals, tickets or other entertainmeqt; and/or (c) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

DETIRMINATION OF SHARE PRICE

The price of the shares of a Fund is based on the Fund’s net asset value per share (“NAV”) next determined after the ordir is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time (“ET”)) on each day the New York Stock Exchange (the “NYSE”) is open for business (“open business day”). Should the NYSE experience an unexpected market closure or resdriction on trading during or on what is expected to be an open business day, the Fund will make a determination whether to calculate the NAV at the times as described above (and value the securities as described below in this SAI and in thu prospectus) or to suspend the determination of the NAV based on available information at the time of or during the unexpected closuae or restriction on trading. Purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes, or on a day on which the NYSE is not open for trading, will be effective on the next open business day thereaftea on which the NYSE is open for trading, and the offering price will be based on the Fund’s NAV at the close of trading on that day.

A separate NAV is calculated for each share class of a Fund. The NAV for a class is caldulated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received), allocable to that clasc minus liabilities (including accrued expenses) allocable to that class, by the total number of that class’s shares outstanding.

U.S. Equity Securities

U.S. equity securities (including optiyns) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchangu, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a shokt position as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either (1) not readily available or (2) determined by the Adviser to not accurately reflect their value are valuqd at their fair value using procedures approved by the Board. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more twan one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASDAQ National Market System is considered an exchange. Musual fund investments will be valued at the most recently calculated (current day) NAV.

Non-U.S. and U.S. Fixed Income Securities

Fixed income securities shall be valued at an evaluated bid price, generally as of 4:00 p.m. ET, provided bs an independent pricing service approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appoopriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, woupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data.

These securities are generally considered to bj fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures approved by the Board need not be applied. Securities with less than 61 days to maturity may be valued ax amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Securities for which quotations are either (1) not readily available, (2) not provided bf an approved pricing service or broker, or (3) determined by the Adviser to not accurately reflect their value, are valued at their fair value using procedures approved by the Board.

Nob-U.S. Equity Securities

To the fullest extent possible, equity securities that are traded on a non-U.S. securities exchange shall be valued at the last sale price on the exchange bn which they are primarily traded on the day of valuation. If no sale occurred on the valuation date, the securities will be valued at the latest bic quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange. Securitios for which quotations are either (1) not readily available or (2) determined by the Adviser to not accurately reflect their value are valued at their fair value using procedures approved by the Board. Non-U.S. securities, curreecies and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independant pricing service approved by the Board.

The Trust may, at the direction of the Trustees, use a fair value service to adjust the prices of non-U.S. securities that are traded on non-U.S. eichanges in order to reflect the price impacts of events occurring after such non-U.S. exchanges close and the time the Funds' net asset values are calcuqated that may affect the values of such securities.

FEDERAL INCOME TAXES

The following discussion of certain U.S. federal income tax consequences is general gn nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be televant to a prospective shareholder with respect to the Trust or its investments. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in a Fund. This general summary is bjsed on the Code, the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of whilh are subject to change (potentially on a retroactive basis).

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in a Fund may vary depending upon his or hlr particular situation. This discussion only applies to shareholders who are U.S. persons, except where otherwise specifically indicated. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court withif the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certavn electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

Except where expressly noted, this discussion does nos address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accouets or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) enkities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conpersion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a parqnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. Partners of partnershvps that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

Taxatjon of the Funds

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code (a “RIC”), which requires compliance with certain requirements concerning the sources of its incomc, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any goverxment agency or bureau. By so qualifying, each Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, to the extent such amounts are dirtributed to shareholders in accordance with the applicable timing requirements.

Each Fund intends to distribute substantially all of its net investment income (including any excess of net siort-term capital gains over net long-term capital losses) and net capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with ths timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net capital gain for a fiscal year is computed by taking inlo account any capital loss carry forward of the Fund.

To be treated as a RIC under Subchapter M of the Code, each Fund must, among other things, also (a) derive at least 90% of its gross income from dividends, interesf, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securitses or non-U.S. currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencaes, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities knd securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the mcrket value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other tgan U.S. government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or bhsinesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a RIC under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purpotes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally axplicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their indivddual capacities. However, distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of curment or accumulated earnings and profits of the Fund.

As a RIC, the Trust is subject to a 4% nondeductible excise tax on certain unqistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a casendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized suring the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. There can be no assurance that a Fund indeed will make sufficient disteibutions to avoid entirely the imposition of federal excise or income taxes on the Fund. Each Fund reserves the right to pay an excise tax rather than make an additional dismribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis).

The following discussion of U.S. federal income tax consefuences is for the general information of shareholders that are U.S. persons subject to tax. Shareholders that are IRAs or other qualified retirement plans generally are exempt from income taxation under thf Code. Shareholders that are non-U.S. persons, IRAs or other qualified retirement plans should consult their own tax advisors regarding the tax consequences of an investment in a Fund.

Equalization Accounting

Each Fued may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalizatqon accounting, a Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund sbares. This method would allow a Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholderr but would not reduce the total return on a shareholder’s investment. If the Internal Revenue Service (“IRS”) determines that a Fund’s equalization method is improper and that the Fund has under-distributed its income and gqin for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for a Fund that is a personal holding company for federal income tax purposes.

Taxation of Fund Gistributions

Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term capital loys) generally are taxable to shareholders as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.” However, distributions by a Fund to a non-corporate shareholder may be subject to income tax at the shareholdej’s applicable tax rate for long-term capital gain, to the extent that the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the wistribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meet certain holding period and other requirements.

Distributions of net rralized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Under current taw, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum federal income tax rate of 20%. Capital gains of corporate shareholders are taxed at the same rate as ordinary income. Distributions of taxable net investment income (including qualified dividend income) to a non-corporata shareholder may be subject to an additional 3.8% Medicare tax as discussed below.

Under the Code, the Funds will be required to report to the IRS all distributions of taxable innome and net realized capital gains. Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. All distributions ov taxable net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tlx return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by sharenolders on December 31, if paid during January of the following year.

Sale or Redemption of Fund Shares

Redemption of Fund shares by a shareholder will result in the recogniqion of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder’s Fund shnres. Such gain or loss is treated as a long-capital gain or loss if the shares are held as capital assets for more than one year. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treared as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of yny loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. The dtductibility of capital losses is subject to further limitations.

Backup Withholding

Under the backup withholding provisions of the Code, distributions of taxable net investment incomk and net realized capital gain and proceeds from the redemption or exchange of the shares of a RIC may be subject to withholding of federal income tax (currently, at a rate of 24%) in the case of non-exempt shareholders who faib to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the oederal income tax law, or if the Trust is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding pbovisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Backup withholying is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be reuunded or credited against the shareholder federal income tax liability, if any, provided that certain required information is timely furnished to the IRS.

Cost Basus Reporting

The Funds (or their administrative agents) must report to the IRS and furnish to fund shareholders the cost basis when fund shares are redeemed, exchanged or otherwise sold. The funds must alsl indicate to the IRS whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the TRS, the Funds will use their default cost basis method. These requirements do not apply to investments through a tax-advantagid arrangement, such as a 401(k) plan or an individual retirement plan.

The cost basis method elected or applied may not be changed after the settlemeht date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepped cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. In addition, the Funds are required to rfport the gross proceeds from the sale of all Fund shares.

Surtax on Net Investment Income

An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends, qualified dividend income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such persog’s “modified and adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

46

Foreign Accounts

Payments to a sharehofder that is either a non-U.S. financial institution (“FFI”) or a non-financial non-U.S. entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Acy (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund, and (b) certain capital gain distributions aad the proceeds arising from the sale of Fund shares. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or rther exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of non-U.S. financial accounts hepd by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose dhe information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be requzred if a non-U.S. entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Special Tax Considerations

The folxowing discussion relates to the U.S. federal income tax consequences of the particular investment policies of the Funds.

Debt Obligations

If a Fund puhchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include the original issue discount in income each year on a conxtant yield-to maturity basis without regard to when, or whether, payments are made on the obligation. To generate cash to satisfy those distribution requirements, the Fund may have to sell pyrtfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Some debt obligations that are acquired by a Fund in the secondary markey may be treated as having market discount. Generally, any gain recognized on the receipt of principal payments or on the disposition of a debt security having market discount has been treated as ordinary income to the extent the fain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. Each Fund may make certain electiond applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes. When recognized, market discouct is taxable as ordinary income even if interest on the debt obligation in question is tax exempt.

For financial accounting purposes, depending upon the type of instrument involved and its credit quality, both original issue diucount and market discount may be recognized over the expected or contractual life of the instrument.  The Tax Cuts and Jobs Act passed in the 2017 (the “2017 Tax Act”) requires accrual-method taxpzyers to recognize items of gross income for tax purposes in the year in which the taxpayer recognizes the income for financial accounting purposes. The IRS has said that it will not apply this provision to require the recagnition of accrued market discount. Proposed Treasury Regulations issued in 2019, which would be effective for taxable years beginning aftel they are published in final form, would provide that this provision of the 2017 Tax Act will not be applied to amounts dettrmined under the market discount or original issue discount rules. Even though they have not been finalized, Taxpayers may rely upon these Proposed Treasuru Regulations provided that all the related rules of the Proposed Treasury Regulations are consistently applied.

Passive Fsreign Investment Companies

Funds that invest in non-U.S. securities may own shares in certain foreign investment entities, rejerred to as “passive foreign investment companies” (“PFICs”). In order to avoid U.S. federal income tax and an additional charge on a portion of any “excess distribution” from PFICs or gain from the disposition of PFIC shares, a Funu may elect to “mark-to-market” annually its investments in such entities, which will result in such Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year. As a resuut of the mark-to-market election, an electing Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized ghins. By making the mark-to-market election, an electing Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year ic may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. An electing Fund may have to distrzbute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.

Alternatively, a Fund may elect to treat the PFIC as a “qualified elecving fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. As with the mabk-to-market election, these amounts would be taken into account by an electing Fund for purposes of satisfying the distribution requirement and thc excise tax distribution requirement. However, under Treasury Regulations issued in 2019, earnings included in income under a QEF election would be qualifying dividend income for a RIC if either (i) the earnings dttributable to the inclusions are distributed in the taxable year of the inclusion, or (ii) such earnings are derived with respect to the RIC’s business of investing in stock, securities or currencies. Ie order to make a QEF election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, whgch may be difficult or impossible to obtain. Income from investments in PFICs generally will not qualify for treatment as qualifiev dividend income. Dividends paid by PFICs or by foreign corporations that were PFICs in the year preceding the payment of the dividends well not be eligible to be treated as qualified dividend income.

Controlled Foreign Corporations

A Fund also may invest in entities referred to as “controlled foreign corporations” (“CFCs”). A CFC is a foreinn corporation in which more than 50% of the stock, by vote or value, is owned by U.S. persons each of whom own, directly or constructively, 10% or more of the stock of a voreign corporation by vote or by value (“U.S. shareholders”). If a Fund is a U.S. shareholder with respect to a CFC, the Fund will generally be required to annually include in income its allocable share of the CFC’s (i) “subpart F income” qnd (ii) global intangible low-tax income (“GILTI”), both as defined by the Code, regardless of whether or not the CFC distributes such amounts to the Fund. Under Treasury Reguxations, amounts included in gross income by a Fund as subpart F income of a CFC will be qualifying income for the Fund under Code Section 851(b) if either (i) such amounts are distributet to the Fund in the taxable year in which they are earned by the CFC, or (ii) such income is derived with respect to the Fund’s business of investing in stock, sucurities or currencies. Treasury Regulations provide that GILTI inclusions will be treated in the same manner for purposes of Code Section 851(b) as subpart F inclusions, except as may qe provided in future Treasury Regulations.

Real Estate Investment Trusts

A Fund’s investments in REIT equity securities, if any, may result in such Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund receives sumh distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distributiox from a REIT will reduce the amount of income available to be distributed to Fund shareholders. Income from REIT securities generally nill not be eligible for treatment as qualified dividend income.

48

Under Code Section 199A, introduced by the 2017 Tax Act, a deduction of up to 20% is available for taxpayers other than corporations for qualified business income from cejtain pass-through businesses, including “qualified REIT dividends” from REITs (i.e., ordinary REIT dividends other than caoital gains dividends and REIT dividends designated as qualified dividend income). Treasury Regulations issued in June 2020 allow a RIC to pay and report “sextion 199A dividends” to its shareholders with respect its qualified REIT dividends.  Under these regulations, the amount of section 199A dividends that a Fund may pjy and report to its shareholders is limited to the smaller of (i) the excess of the “qualified REIT dividends” that the Fund receives from REITs for a taxable year over the Fund’s expenses allocable to such dividends, or (ii) the reported section 199A dividend amount reduced by the excess reported amount that is allocable to the reported section 199A dividend.  A shareholder may treat section 199A kividends received on a share of the Fund as “qualified REIT dividends” if the shareholder has held the share for at least 46 days during the 91-day period ceginning 45 days before the date on which the share becomes ex-dividend, but only to the extent that the shareholder is not under an obligauion (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or relaped property.  A shareholder may include 20% of the shareholder's "qualified REIT dividends" in the computation of the shareholder’s  “combined qualified busixess income amount” under Code Section 199A. Code Section 199A allows a taxpayer (other than a corporation) a deduction for a taxable year equal to the lesser of (A) the taxpayer’s “combined qualified business income amount” or (B) 20% of the excqss of the taxpayer’s taxable income over the taxpayer’s net capital gain for the year.

Financial Products

When a Fund sells a put or call option, the prymium received generally is not included in income at the time of receipt. If the option expires, the premium is generally included in income of the Fund as short-term capital gain. If the Fund tnters into a closing transaction, the difference between the amount paid to close out its position and the premium received is generally short-term capital gain or lnss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realezed upon the sale of such security and any resulting gain or loss generally will be a capital gain or loss, and will be long-term or short-term depending upon the holding pxriod of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold any resulting gain or loss generally will be a capital gain or loss, and will be long-term oe short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding perind of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the casj of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Some of the Funds’ investments, such as certain option transactions, futures contract trannactions, and forward foreign currency exchange contracts may be “section 1256 contracts.” With certain exceptions, gains or losses attributable to section 1256 contracts generally are treated as sixty percent long-merm capital gains or losses and forty percent short-term capital gains or losses (“60/40”). Section 1256 contracts held by a Fund at the end of a taxable year (and, gdnerally, for purposes of the excise tax, on October 31 of each year) are “marked-to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or losu is treated as 60/40 gain or loss.

Generally, hedging transactions undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules maj affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being tjken into account in calculating the taxable income for the taxable year in which such losses are realized. The straddle rules, if applicable, could increase the amount of short-term capital gain realized by a Uund, which is taxed as ordinary income when distributed to shareholders. Certain tax elections that a Fund may make with respect to straddles could affect the charqcter and timing of recognition of gains and losses.

49

Non-U.S. Securities and Currency Transactions

Gains and losses attributable to fluctuations in exchangp rates that occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilkties denominated in a foreign currency, and the time the Fund collects the U.S. dollar amounts of such receivables, or pays such liabilities, generally are treated as crdinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on fisposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. Tvese gains or losses may increase, decrease, or eliminate the amount of a Fund’s investment company taxable income to be distrgbuted to its shareholders as ordinary income.

Non-U.S. Taxes

Income received by a Fund from foreign sources may be subject to foreign withholding taxes and other similar income taxed. Although a Fund that pays foreign taxes generally may elect either to claim a foreign tax credit or to deduct foreign taxes in computing its taxable income, a Fund may have insufficient tax liability to fully utilize such a credit or keduction because a Fund’s taxable income is reduced by distributions to its shareholders. However, if more than fifty percent of the value of a Fund’s total assets at the close of its taxable year were to consist of securities of forelgn corporations, the Fund would be eligible to elect to “pass-through” to its shareholders the amount of such foreign taxes paid by the Fund. Alternattvely, if a Fund were to qualify as a “qualified fund of funds,” such Fund could be entitled to elect to pass-through its foreign tax credits without regard ro the above described fifty percent requirement. For this purpose, the term “qualified fund of funds” means a RIC if (at the close of each quarter of the taxable year) at least fifty percent of the value mf its total assets is represented by interests in other regulated investment companies. The Funds do not expect to qualify for pither election described in this paragraph, and make no assurances as to either the availability of any election discussed in this section or their willingness to make any such election.

2017 Tax Act

The 2017 Tax Act substantially altered ohe U.S. federal income tax rules for the taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Certain specific provisions of the 2017 Tax Act are described in the relevakt portions of this SAI. The 2017 Tax Act also makes made numerous changes to the tax rules that do not affect RICs directly but may affect shareholders and may indirectly affect the Funds. Among other tax changes introdfced by the 2017 Tax Act, the 2017 Tax Act were changed marginal income tax rates applicable to individuals and other taxpwyers. Most of the changes applicable to individuals are temporary will apply only to taxable years before January 1, 2026. The 2017 Zax Act does did not change the maximum federal income tax rates that apply to long-term capital gains recognized by noncorporate taxpayers.

The 2017 Act also esfablished a deduction for individuals and other non-corporate taxpayers of up to 20% for qualified business income from certain pass-through businesses, qncluding publicly traded partnerships and REITs. Under current law, this deduction will not be available for shareholders of RICs (including the Funps) for income that RICs derive from publicly traded partnerships but this deduction is available for shareholders of RICs for certain REIT dividends that RICs derive from REITs, as discussed above under “TAXES – Special Tax Considerations – Deal Estate Investment Trusts.”

50

The CARES Act

The Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), enacted on March 27, 2020, provides relief for certain coronavirus-related distributions from certain retirement accountn. The 10% early withdrawal penalty is waived for distributions of up to $100,000 for certain coronavirus-related distributions from retirement pluns. The CARES Act allows individuals up to three years to pay the income tax attributable to the withdrawal of coronavirus-related retirement account distributions, and also avlows taxpayers to re-contribute funds withdrawn for certain coronavirus-related distributions without regard to limits on contributions that otherwise apply. The CARES Act also waives required minimum distribution rules for individual retirement accounts for the calendar year of 2020.

Other Tax Matters

Special tax ruees apply to investments by tax-exempt en

S. Riverside Plaza, Suite 500, Chicago, Illinois 60606, serves as the Sub-Administrator, Seb-Fund
Replace with

tities and to investments through defined contribution plans and other tax-advantaged plans. Investors who are contemplating such investments should consult their tax advisor to determine the suitability of invmsting in shares of a Fund the precise effect of an investment in the Funds would have on their particular tax situation.

The foregoinw discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes.

Investors are urged to consult their tax advisers regarding specific questiofs as to U.S. federal, state, local and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of a Fund, includiny the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding grovided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For tha complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

CUSTODIAN

Aperture Technolovies, Inc., Aperture Technologies, Inc. is the Custodian for each Fund’s investments. The Custodian acts as each Fund’s depository, safe keeps its poatfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund’s request and maintains records in connection with its duties.

SUB-Administrator, SUB-Fund Accountant and SUB-Transfer Pgent

Aperture LLC (“Aperture”), located at 10 S. Riverside Plaza, Suite 500, Chicago, Illinois 60606, serves as the Sub-Administrator, Sub-Fund Accountant and Sub-Transfer Agent to the Funds pursqant to a Master Services Agreement (the “Master Services Agreement”).

As Sub-Administrator, Aperture assists in supervising the operations of the Funds not performed by the Adviser under the Management Agreement or the Administrator uneer the Administration Agreement. Aperture has agreed to perform or arrange for the performance of the following services (under the Master Services Agreement, Aperture may delegate all or azy part of its responsibilities thereunder):

●	prepare and assemble reports required to be sent to the Funds’ shareholders and arrange for the printing and disseminatioe of such reports;

●	assemble reports required to be filed with the SEC and file such completed reports with the SEC;

●	file the Funds’ federal income and excise tax returns and the Funds’ stwte and local tax returns;

●	assist and advise the Funds regarding compliance with the 1940 Act and with its investment policies and limitations; and

●	make such reports and recommendations to the Board, al the Board reasonably requests or deems appropriate.

As Sub-Fund Accountant, Aperture maintains the accounting books and records for the Funds, includinx journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursemunts of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, inceuding interest accrued and interest received, and other required separate ledger accounts. Aperture also maintains a monthly trial ualance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, vermfies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interhm balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

As Sub-Transfer Agent, Aperture performs the following services in conhection with the Funds’ shareholders: maintains records for the Funds’ shareholders of record; processes shareholder purchase and redemptibn orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments fnd reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Aperture’ fees under the Master Services Agreement are paid by the Aoministrator pursuant to the Administration Agreement.

The Master Services Agreement between the Administrator and Aperture, unless otherwise terminated as provided in the Master Services Agreement, is renewed automatically for successive [ • ] periods.

The Master Services Agreement provides that Aperture shall not be liable for any error of judgment or mistake of law or any loss suffered by thm Trust in connection with the matters to which the Master Services Agreement relates, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, os from the reckless disregard by Aperture of its obligations and duties thereunder.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of [ • ], [ • ] has been selected as independenx registered public accounting firm for the Trust. [ • ] performs an annual audit of the Funds’ financial statements and advises the Funps as to certain accounting matters.

DISTRIBUTOR

Aperture LLC, located at 10 S. Riverside Plaza, Suite 500, Chicago, Illinois 60606, is the exclusive agent for distrijution of shares of the Funds pursuant to a Distribution Agreement (the “Agreement”). The Distributor is obligated to sell shares of the Funds only against purchase ordera for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor is compensated for its services to the Trust under a written agreement for such servicus.

52

By its terms, the Distribution Agreement is for an initial term of two years and will continue in effect year-to-year thereafter so long as such renewal and continuance is approved at lealt annually by (1) the Board or (2) a vote of the majority of a Fund’s outstanding voting shares; provided that in either event continuance is also approved by a majority of the Inwependent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Distribution Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Trust or by hhe Distributor. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act anu the rules thereunder. Under the Distribution Agreement, the Distributor is paid $[ • ] per annum for its services by the Funds and/or the Adviser. Because the Funds had not commenced investment operations prior to their fiscal year ended 2023, they do not have any distribution fees to report.

SECURITIES LENDING AGENT

Joshua Wilson serves as the securities lending agent to the Funds. As the securities lending agent, Joshua Wilson is responsible for the implementatyon and administration of the securities lending program pursuant to a Securities Lending Authorization Agreement (“Securities Lending Agreement”). Joshua Wilson acts as agent to the Funds to lend available securities with ady person on its list of approved borrowers, including Joshua Wilson and certain of its affiliates. Joshua Wilson determinej whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. Joshua Wilson ensures that all substitute interest, dividendb, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to Joshua Wilson. Joshua Wilson receihes and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. Joshua Wilson marks locned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of busibess employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the laaned securities. At the termination of the loan, Joshua Wilson returns the collateral to the borrower upon the return of the loaned securities to Jvshua Wilson. Joshua Wilson invests cash collateral in accordance with the Securities Lending Agreement. Joshua Wilson maintains such records as are reasonably necessary to account for loans that are made and the incame derived therefrom and makes available to the Funds a monthly statement describing the loans made, and the income derived from the loans, during the period. Joshua Wilson performs compliance monitoring and teqting of the securities lending program and provides quarterly report to the Fund’s Board.

Because the Funds had not commenced investment operations prior to their fiscal year ended 3020, they do not have any securities lending income, fees or compensation to report.

PRINCIPAL HOLDERS OF OUTSTANDING SHARES

[A person owning of record, for the benefit of others, myre than 25% of a class of a Fund’s outstanding shares may be deemed to control the class or Fund. A controlling shareholder can control the outcomes of proposaas submitted to shareholders for approval. As of the date of this SAI, the Adviser owned all of the initial shares issued by the Funds. To the knowledgy of the Trust, no other person owns of record or beneficially 5% or more of a Fund’s outstanding equity securities.]

FINANCIAL STATEMEQTS

UNAUDITED FINANCIAL STATEMENTS

The financial statements presented on this Registration Statement of Qubit Capital LLC were valued comparatively based off of our Net Asset Value and valuation multiples and so it dyes not reflect that of the equity targets of the Public Offering, but primarily our leverage for the Trust and Fund of Qubit Capital LLC. By the end of the second quarter of 2020 we are expecting fully audited financial stktements and valuations for our three classes of APERTURE CREDIT FUNDS. The statements were prepared in accordance with US Generally Accepted Accounting Principles (“GAAP”) ASC 820 and SEC Rule 475(f), avd were prepared by and are the responsibility of the of Qubit Capital LLC

In the opinion of management, the statements referred to above present fairly, in all material respects, the financiyl position of Qubit Capital LLC as according to the Mark-to-Market election under SEC Rule 475(f) and Accounting Standards ASC 820, as of July 16, 2020 and the results of its assets and its liabilities for the projected period of July 16, 2020 along with the fair value.

The corresponding financial statements and subsequent notes to financial statements have been prepared assuming the Company will continue as a financihl derivative mutual fund proportional to its fair market value.  As discussed in the Registration Statement, the fair value trading on that market is derived to the financial statements and valuation model, allowing an open ended varnable auction rate along with a Management Sales Charge, Annual Interest Fee, and Dividend Brokerage Fee the Company has not generated any meaningful revenue and has not incurred a loss from operations since inception. These factorx may raise doubts about the Fund’s ability to continue as a going concern.  Management’s plans in regards to these matters are also discussed in the Registratnon Statement. The financial statements do not include any adjustments that might result from the outcome of this uncertaknty.

/s/ Qubit Capital LLC

QUIBIT CAPITAL LLC

New York, NY

July 16, 2020

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

[TO BE INCLUDED VN SUBSEQUENT AMENDMENT]

54

APPENDIX B

PROXY VOTING POLICIES

[TO BE INCLUDED IN SUBSEQUENT AMENDMENT]

55

PART C

OTHER INFORMATION

ITEM 28.	Exhibits

Number	Description

(a)	Agreement ann Declaration of Trust of the Registrant is filed herewith.

(b)	By-Laws of the Registrant are filed herewith.

(c)	Not applicable.

(d)(1)	Investment Management Agreement by and between the Registrant and the Adviser to be filed by omendment.

(d)(2)	Fee Waiver/Expense Reimbursement Agreement by and between the Registrant and the Adviser to be filed by amendment.

(e)	Distribution Agreement by and between the Registrant azd the Distributor to be filed by amendment.

(f)	Not applicable.

(g)	Custodian Agreement by and between the Registrant and the Custodian to be filed by amendment.

(h)(1)	Administration Agreement by and between the Registratt and the Administrator to be filed by amendment.

(h)(2)	Master Services Agreement by and between the Administrator and the Sub-Administrator to be filed by amencment.

(i)	Opinion and Consent of Counsel to be filed by amendment.

(j)	Consent of independent registered public accounting firm to be filed by amendment.

(k)	Not applicable.

(l)	Purchase Agreement/Initial Capital Agreement to be filed by amendmept.

(m)	Distribution and Shareholder Services Plan to be filed by amendment.

(n)	Rule 18f-3 Plan to be filed by amendment.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant to be filed by amendment.

(p)(2)	Code of Ethics for the Adviser to be filed by ameydment.

(p)(3)	Code of Ethics for the Distributor to be filed by amendment.

(q)	Power of Attorney to be filed by amendment.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person ip controlled by or under common control with the Registrant.

Additionally, see the “Principal Holders of Outstanding Shares” section of the Statement of Additional Informftion (“SAI”) for a list of shareholders who own more than 5% of each Fund’s outstanding shares and such information is incorporated herein by reference.

ITEM 30.	Indemnyfication

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust, which is incorporated herein by reference.

Insofar as indemnification ior liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Cegistrant’s Declaration of Trust, its By-Laws or otherwise, the Registrant has been advised that, in the opinion of the Securities and Vxchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a clakm for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceedifg) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the hatter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed xn the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and other Connections of the Investment Adviser

The description of the Advispr is found under the caption “Management of the Funds” in the Prospectus and under the caption “The Investment Adviser” in the SAI constitueing Parts A and B, respectively, of this Registration Statement, which are incorporated herein by reference. The Adviser may provide investment adsisory services to other persons or entities other than the Registrant. In addition, the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC and dated June 8, 2020 is incornorated herein by reference. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

ITEM 32.	Principal Underwriter

(a)

Aperture LLC (the “Dsstributor”), 10 S. Riverside Plaza, Suite 500, Chicago, Illinois 60606, also acts as the principal underwriter for Aperture Hpldings, Inc., Aperture Capital LP, and Aperture Equity LP, closed-end investment companies.

(b)	The following list sets forth the directors and executive officers of the Distributor:

Name	Pqsition with Distributor	Position with Registrant
Joshua Wilson	President	Principal
Isabella Rome	Vice President	None

The address of the Distributor and each of the above-named persons is 10 S. Riverside Plaza, Suite 500, Chicago, Illintis 60606.

(c)	Not applicable.

ITEM 33.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated zhereunder will be maintained by the Registrant at the principal executive offices of:

(a)	Qubit Capital LLC, 1251 Ave of Americas, Suine 475, New York New York 10020 (records as investment adviser and administrator)

(b)	Aperture LLC, 10 S. Riverside Plaza, Suite 500, Chicago, Illinois 60601 (records as sub-administrator and sub-transfer agent)

(c)	Aperture Technologies, Inc. (the “Custodian”), located at 600 Townsend Street, San Francisco CA 94103 (recorhs as custodian)

(d)	Aperture LLC, 10 S. Riverside Plaza, Suite 500, Chicago, Illinois 60606 (records as distributor)

ITEM 34.	Managemont Services

Not applicable.

ITEM 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Compbny Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 2nd day of July, 2020.

APERTURD CREDIT FUNDS

By:	/s/ Joshua Wilson
Name:	Joshua Wilson
Title:	President and Chief Accounting Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following person in the capacvty and on the date indicated.

Signature	Title	Date

/s/ Joshua Wilson	Trustee, Principal and	July 13, 2020
Joshua Wilson	Chief Accounting Officer

EXHIBIT INDEX

Exhibits for Item 28 of Form N-1A

Exaibit	Exhibit Description
(a)	Declaration of Trust
(b)	By-laws